                                                       Registration No. 2-74667
                                                       Registration No.811-3301
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No.  33                                  [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

         Amendment No.  35                                                 [X]

                        (Check appropriate box or boxes)
                        --------------------------------

                            SEPARATE ACCOUNT NO. 301
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


      Depositor's Telephone Number, including Area Code: 1-(800) 248-2138

                           --------------------------

                                 ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)

           ---------------------------------------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                  --------------------------------------------

         Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2001 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in separate account under variable annuity contracts.

                         -----------------------------

                                                Equitable Life's 300+ Series
                                                Certificates under Group Annuity
                                                Contracts
--------------------------------------------------------------------------------

PROSPECTUS                                      [GRAPHIC OF EQUITABLE LOGO]
MAY 1, 2001

Equitable Life's 300+ Series
Certificates under Group Annuity
Contracts



--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



PROSPECTUS
MAY 1, 2001

Equitable Life's 300+ Series
Certificates under Group Annuity Contracts


PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------


 This prospectus contains important information that you should know before purchasing, or taking any other action under a Certificate. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about the Funds. Please read and keep these prospectuses for future reference.



     WHAT IS EQUITABLE LIFE'S 300+ SERIES?

 Equitable Life's 300+ Series Certificates are group annuity contracts issued by The Equitable Life Assurance Society of the United States. They provide a means for the accumulation of retirement savings and for income. You invest to accumulate on a tax-deferred basis in one or more of our variable investment funds ("Funds") or guaranteed rate accounts ("GRAs"), the "investment options" in Equitable Life's 300+ Series.


   INVESTMENT OPTIONS*+
   PRINCIPAL PROTECTION:             INTERNATIONAL STOCKS:
   o Guaranteed Rate Accounts        o EQ/Alliance Global
                                     o EQ/T. Rowe Price
   MONEY MARKET:                       International Stock
   o EQ/Alliance Money Market
                                     BALANCED/HYBRID:
   LARGE COMPANY STOCKS:             o EQ/Balanced
   o EQ/Alliance Growth & Income     o EQ/Alliance Growth Investors
   o EQ/Alliance Common Stock
   o EQ/MFS Emerging Growth          DOMESTIC BONDS:
     Companies                       o EQ/Alliance Intermediate
   o EQ/Equity 500 Index               Government Securities
   o EQ/AXP/New Dimensions(1)        o EQ/Alliance High Yield
   o EQ/Alliance Technology(1)

   SMALL/MID COMPANY STOCKS:
   o EQ/Aggressive Stock
   o EQ/Lazard Small Cap Value




 *  See "Combination of certain investment options" below.

 + Effective on May 18, 2001, all of the names of the investment options will include "EQ/."

(1) Anticipated to become available on or about May 1, 2001.


 You may allocate amounts to any of the Funds. They, in turn, invest in a corresponding securities portfolio ("Portfolio") of EQ Advisors Trust. Your investment results in a Fund will depend on the investment experience of the related Portfolio and timing of transactions such as contributions and transfers. Each Fund is a subaccount of our Separate Account No. 301.


 GUARANTEED RATE ACCOUNTS. You may allocate amounts to the GRAs which offer guarantees of principal, as well as interest at rates we set.


 TYPES OF CONTRACTS. We offer the Certificates for use as:



  o Regular IRAs (including Rollover IRAs) or Roth IRAs

  o Tax Sheltered Annuities ("TSAs")

  o Simplified Employee Pensions ("SEP")

  o Savings Incentive Match Plans for Employees ("SIMPLE")


 A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). A Statement of Additional Information, or "SAI," dated May 1, 2001, which is part of the registration statement, is available free of charge upon request by writing to us or calling 1-800-248-2138, our toll-free number. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI appears at the back of this prospectus. 1-800-248-2138-0 in France, Italy, Korea, Israel, Switzerland, and the United Kingdom.


 THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                       ---------------------------------

 Copyright 2001 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved.

Contents of this prospectus



----------------
       2
--------------------------------------------------------------------------------



EQUITABLE LIFE'S 300+ SERIES


-------------------------------------------------------------
Index of Key Words and Phrases                              4
Equitable Life's 300+ Series Certificates at a Glance --
   Key Features                                             5


-------------------------------------------------------------
FEE TABLE                                                   7
-------------------------------------------------------------
Examples                                                    9
Condensed financial information                             9


1
-------------------------------------------------------------
CERTIFICATE FEATURES                                       10
-------------------------------------------------------------
How Do I Purchase and Contribute to My Certificate?        10
Owner and Annuitant Requirements                           11
How Do I Make My Contributions?                            11
What Are My Investment Options Within the Certificate?     12
Portfolios of EQ Advisors Trust                            13
Guaranteed Rate Accounts                                   13
Allocating Your Contributions                              14
Your Right to Cancel Within a Certain Number of Days       15


2
-------------------------------------------------------------
DETERMINING YOUR CERTIFICATE'S VALUE                       16
-------------------------------------------------------------
Your Account Balance in the Funds                          16
Your Account Balance in the GRAs                           16


3
-------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG
INVESTMENT OPTIONS                                         17
-------------------------------------------------------------
Disruptive transfer activity                               17

--------------------------------------------------------------------------------


"We," "our" and "us" refers to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the Certificate owner who we may also refer to as the "participant."


Contents of this prospectus

----------
  3
--------------------------------------------------------------------------------



4
----------------------------------------------------------------
ACCESSING YOUR MONEY                                        18
----------------------------------------------------------------
Withdrawing Your Account Balance                            18
Choosing Your Retirement Payout Options                     18


5
----------------------------------------------------------------
CHARGES AND EXPENSES                                        21
----------------------------------------------------------------
Charges that Equitable Life Deducts                         21
Charges for State Premium and Other Applicable Taxes        21
Charges That EQ Advisors Trust Deducts                      21
Certain Expense Limitations                                 22
Life Annuity Administrative Charge                          22
SEP and SIMPLE Enrollment Fee                               22
Guaranteed Rate Accounts Withdrawal Charge                  23


6
----------------------------------------------------------------
PAYMENT OF DEATH AND DISABILITY BENEFIT                     24
----------------------------------------------------------------
Your Beneficiary and Payment of Death Benefit               24
When the Participant Dies Before Distributions Begin        24
When the Participant Dies After the Retirement Date         24
Disability Payment                                          24


7
----------------------------------------------------------------
TAX INFORMATION                                             25
----------------------------------------------------------------
Tax Changes                                                 25
Tax-Sheltered Annuity Arrangements (TSAs)                   25
Individual Retirement Annuities (Regular and Roth IRAs)     25
IRAs Under Simplified Employee Pension Plans (SEPs and
   SIMPLEs)                                                 26




8
----------------------------------------------------------------
MORE INFORMATION                                            27
----------------------------------------------------------------
About Equitable Life                                        27
About Separate Account No. 301                              27
About EQ Advisors Trust                                     27
About the General Account                                   28
Combination of certain investment options                   28
Dates and Prices at Which Certificate Events Occur          28
About Your Voting Rights                                    29
About the Group Annuity Contracts                           29
IRS Disqualification                                        30
About Legal Proceedings                                     30
About Our Independent Accountants                           30
Transfers of Ownership, Collateral Assignments, Loans,
   and Borrowing                                            30
Underwriter                                                 30
Reports and Additional Information                          30


9
----------------------------------------------------------------
INVESTMENT PERFORMANCE                                      31
----------------------------------------------------------------
Benchmarks                                                  31
Annual Percent Changes in Unit Value                        32
Annualized Rates of Return                                  33
----------------------------------------------------------------


10
----------------------------------------------------------------
APPENDIX I: CONDENSED FINANCIAL
   INFORMATION                                               A-1
----------------------------------------------------------------


11
----------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION                                    S-1
----------------------------------------------------------------


12
----------------------------------------------------------------
HOW TO REACH US                                       back cover
--------------------------------------------------------------------------------




Contents of this prospectus

Equitable Life's 300+ Series



----------------
       4
--------------------------------------------------------------------------------

 INDEX OF KEY WORDS AND PHRASES

 This index should help you locate more information on the terms used in this prospectus.



                                    PAGE
Accessing Your Money                 18
account balance                      16
AIMS                                 14
annuitant                            19
Annuity Payout Options               19
beneficiary                          24
Business Day                         11
cash value                           16
Charges and Expenses                 21
contributions                        11
Death Benefit                        24
Disruptive transfer activity         17
Guaranteed Rate Accounts             13
Investment Options                   13
Investment Performance               31
Key Features                         15
Market timing                        17
Payout Options                       18
Portfolio                           cover
Processing Office                back cover
Regular IRA                          25
Retirement Payout Options            18
Right to Cancel                      15
Roth IRA                             25
SAI                                  S-1
SEPs                                 26
SIMPLEs                              26
Tax Information                      25
Transferring Your Money              17
TSA                                  25
Unit                                 16
Variable Investment Funds            12
Voting Rights                        29



Equitable Life's 300+ Series

 Equitable Life's 300+ Series



----------------
  5
--------------------------------------------------------------------------------

 EQUITABLE 300+ SERIES CERTIFICATES AT A
 GLANCE - KEY FEATURES

 PROFESSIONAL INVESTMENT MANAGEMENT

 Equitable Life's 300+ Series Funds invest in different Portfolios managed by professional investment advisers.

 GUARANTEED RATE ACCOUNTS
 o  New GRAs with one and three-year guarantee periods offered quarterly.

 o Principal guaranteed; interest guaranteed when GRA is held to maturity of guarantee period.

 TAX ADVANTAGES OF PLAN
 o  On contributions

    Pre-tax contributions except for certain IRAs and for Roth IRAs.

 o  On earnings inside the Certificate

    No tax on any dividends, interest or capital gains until you make withdrawals or receive distributions.

 o  On transfers inside the Certificate

    No tax on transfers among investment options.


 o  On payout

    Tax-favored payout alternatives.

 Because you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", below).


 MINIMUM CONTRIBUTION AMOUNTS
 o Equitable Life has no minimum (If you are contributing through an employer, the employer may have a minimum).

 ACCESS TO YOUR MONEY
 o Lump sum withdrawals (You may be subject to a withdrawal charge for certain withdrawals or transfers from the GRAs. You may also incur income tax and a penalty tax on any withdrawal.)

 PAYOUT ALTERNATIVES
 o  Fixed annuity payout benefit
 o  Periodic distribution option
 o  Single sum payment
 o  Other annuity or optional retirement benefits we may offer


 ADDITIONAL FEATURES
 o  Transfers among the Funds.

 o  Transfers from the GRAs, subject to special rules

 o Toll-free telephone access to information regarding your account and use of AIM system for transfers


 FEES AND CHARGES
 o Participant service charge assessed quarterly for certain administrative services. Maximum of $30 per year.

 o Administrative charge, for expenses not covered by the participant service charge, assessed daily against assets of the Funds at an annual rate of 0.25%.

 o  Other expenses charged directly to the Funds for operating expenses.

 o 7% charge, not to exceed interest earned, on amounts withdrawn or transferred from GRAs. There are exceptions to withdrawal charge.

 o Annual expenses of EQ Advisors Trust Portfolios are calculated as a percentage of net assets in each Portfolio. These expenses include management fees ranging from 0.25% to 0.90% annually, other expenses and, for certain portfolios, 12b-1 fees of 0.25% annually.

 o One-time enrollment fee of $25 for each employee Certificate owner participating in a SEP or SIMPLE; payable by the employee or the employer.


Equitable Life's 300+ Series

----------
    6
--------------------------------------------------------------------------------

 o Annuitization fee of up to $350 if a participant elects an annuity option at retirement. A higher fee may apply when an optional annuity benefit, other than the normal form of annuity, is elected.

 The above is not a complete description of all material provisions of the Certificates. For more detailed information we urge you to read the contents of this prospectus, as well as your Certificate. Please feel free to speak with us if you have any questions.


 Equitable Life's 300+ Series

 Fee table



--------
  7
--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses that apply under your Certificate. The table reflects Fund charges you will directly incur under the Certificate, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as state premium taxes in your state, and enrollment fees may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is further discussed under "Charges and Expenses" later in this prospectus. For a complete description of Portfolio charges and expenses, please see the attached prospectus for EQ Advisors Trust. The Fund charges shown in the table are expressed as an annual percentage of daily net assets, in each Fund. The EQ Advisors Trust annual expenses are shown as a percentage of average daily net assets in each Portfolio.

  CERTIFICATE OWNER TRANSACTION EXPENSES:
--------------------------------------------------------
  Sales load on purchases                       None
--------------------------------------------------------
  Maximum annual participant service charge     $30
--------------------------------------------------------


                       EQ ADVISORS TRUST ANNUAL EXPENSES*



                                   FUND RELATED EXPENSES                          TRUST RELATED EXPENSES
                                                                                                              NET
                                                                                            OTHER        TOTAL ANNUAL
                                                                                          EXPENSES         EXPENSES
                             ADMINISTRATION    OTHER              MANAGEMENT   12B-1   (AFTER EXPENSE   (AFTER EXPENSE      TOTAL
                                CHARGE       EXPENSES     TOTAL     FEES(4)   FEES(5)  LIMITATION)(6)    LIMITATION)(7)   EXPENSES
                             --------------  --------     -----   ----------  -------  --------------   ---------------   --------
EQ/Aggressive Stock(1)           0.25%         .04%       .29%      0.60%        N/A        0.07%            0.67%           .96%
EQ/Alliance Common Stock(3)      0.25%         .17%       .42%      0.46%        N/A        0.05%            0.51%           .93%
EQ/Alliance Global(1)            0.25%         .19%       .44%      0.72%        N/A        0.09%            0.81%          1.25%
EQ/Alliance Growth and
  Income                         0.25%         .37%       .62%      0.58%        N/A        0.05%            0.63%          1.25%
EQ/Alliance Growth Investors     0.25%         .43%       .68%      0.56%        N/A        0.06%            0.62%          1.30%
EQ/Alliance High Yield(1)        0.25%         .30%       .55%      0.60%        N/A        0.07%            0.67%          1.22%
EQ/Alliance Intermediate
  Government Securities(3)       0.25%         .04%       .29%      0.50%        N/A        0.08%            0.58%           .87%
EQ/Alliance Money Market(2)      0.25%         .18%       .43%      0.34%        N/A        0.06%            0.40%           .83%
EQ/Alliance Technology           0.25%         .00%       .25%      0.90%      0.25%        0.00%            1.15%          1.40%
EQ/AXP New Dimensions            0.25%         .00%       .25%      0.65%      0.25%        0.05%            0.95%          1.20%
EQ/Balanced(3)                   0.25%         .09%       .34%      0.57%        N/A        0.08%            0.65%           .99%
EQ/Equity 500 Index              0.25%         .00%       .25%      0.25%      0.25%        0.06%            0.56%           .81%
EQ/Lazard Small Cap Value        0.25%         .19%       .44%      0.75%      0.25%        0.10%            1.10%          1.54%
EQ/MFS Emerging Growth
  Companies                      0.25%         .20%       .45%      0.62%      0.25%        0.10%            0.97%          1.42%
EQ/T. Rowe Price
  International Stock            0.25%         .20%       .45%      0.85%      0.25%        0.15%            1.25%          1.70%



 *    See "Combination of certain investment options" below.

(1) Equitable currently reimburses these Funds on a discretionary basis for their aggregate expenses in excess of 1.5% of the value or their respective average daily net assets. See "Certain Expense Limitations" below.

(2) Equitable will reimburse the EQ/Alliance Money Market Fund for certain expenses to the extent they exceed 1.0% in any calendar year of the Fund's average daily net assets. See "Certain Expense Limitations" below.


(3) Equitable will reimburse this Fund for certain expenses to the extent they exceed 1.5% in any calendar year of the Fund's average daily net assets. See "Cetain Expense Limitations" below.

(4) The management fees shown reflect revised management fees, effective May 1, 2000 which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. The annual amount of management fees applicable to the EQ/Alliance Money Market Portfolio and EQ/Alliance Intermediate Government Securities Portfolio is, in each case, limited to 0.35% of the value of the Portfolio's average daily net assets. This limitation is a Certificate right for participants who enrolled prior to May 1, 1987 and cannot be changed without their prior consent. Equitable Life has voluntarily agreed to impose this limitation for all other participants in those Portfolios and reserves the right to discontinue the limitation at any time. See "Charges and Expenses-Certain Expense Limitations."


Fee table

-----
   8
--------------------------------------------------------------------------------


(5) Applicable Portfolio shares are subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital for EQ/Alliance Technology was invested on May 1, 2000 "Other Expenses" shown have been annualized. Initial seed capital for EQ/AXP New Dimensions was invested on September 30, 2000; thus "Other Expenses" are estimated. See footnote
      (7) for any expense limitation agreements and "Certain Expense Limitations" under "Charges and Expenses."

(7) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.




---------------------------------------------------------------------------
                                                      OTHER EXPENSES
                                               (BEFORE ANY FEE WAIVERS
  PORTFOLIO NAME                             AND/OR EXPENSE REIMBURSEMENTS)
---------------------------------------------------------------------------
  EQ/Alliance Technology                                 0.06%
  EQ/AXP New Dimensions                                  1.23%
  EQ/Balanced                                            0.08%
  EQ/Lazard Small Cap Value                              0.14%
  EQ/T. Rowe Price International Stock                   0.24%




 Fee table

-----
  9
--------------------------------------------------------------------------------


EXAMPLES*

The examples below show the expenses that a hypothetical participant would pay, assuming a $1,000 contribution is invested in one of the Funds listed, and a 5% annual return on assets(1). The expenses are the same whether or not the participant withdraws amounts held in any of the Funds. For purposes of the examples, the participant service charge is computed by applying a charge of $12 to the average number of participants for the year, divided by average assets for each Fund for the same period. The examples assume the continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the Table above for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each Fund or Portfolio. Actual expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                         ------      -------      -------      --------
EQ/Aggressive Stock                     $10.08       $31.44       $54.53       $120.77
EQ/Alliance Common Stock                  9.77        30.50        52.92        117.29
EQ/Alliance Global                       13.02        40.52        70.06        153.93
EQ/Alliance Growth and Income            13.02        40.52        70.06        153.93
EQ/Alliance Growth Investors             13.53        42.07        72.72        159.54
EQ/Alliance High Yield                   13.04        40.56        70.13        154.08
EQ/Alliance Intermediate Government
  Securities                              9.16        28.61        49.67        110.27
EQ/Alliance Money Market                  8.75        27.35        47.50        105.59
EQ/Alliance Technology                   14.54        45.18        78.00        170.68
EQ/AXP New Dimensions                    12.52        38.96        67.40        148.29
EQ/Balanced                              10.38        32.38        56.15        124.25
EQ/Equity 500 Index                       8.55        26.72        46.41        103.21
EQ/Lazard Small Cap Value                15.96        49.51        85.36        186.07
EQ/MFS Emerging Growth Companies         14.75        45.80        79.06        172.89
EQ/T. Rowe Price International Stock     17.58        54.44        93.70        203.37



 *    See "Combination of certain investment options" below.

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because the minimum amount applied must be $2,000 and the initial annuity payment must be at least $20. See "Certificate Provisions-Retirement Benefits." In some cases, charges for state premium or other taxes will be deducted from the amount applied.



IF YOU ELECT AN ANNUITY PAYOUT OPTION UNDER WHICH WE DEDUCT A $350 ANNUITIZATION FEE:


ASSUMING AN ANNUITY PAYOUT OPTION COULD BE ISSUED, THE EXPENSES SHOWN IN THE ABOVE EXAMPLE WOULD, IN EACH CASE, BE INCREASED BY $6.08 BASED ON THE AVERAGE AMOUNT APPLIED TO ANNUITY PAYOUT OPTIONS IN 2000.

CHARGE FOR WITHDRAWALS OR TRANSFERS FROM GRAS. We impose a charge of 7% of the amount withdrawn or transferred (including the amount of the withdrawal charge), but not more than the accumulated interest, on the amount withdrawn or transferred, from any GRA. The charge does not apply to your contributions or at maturity of the GRA, among other exceptions.

ANNUITIZATION FEE. If you elect the fixed annuity benefit available under your Certificate we will deduct a charge of up to $350 at the time we provide that benefit. The charge may be greater if, at that time, we offer more favorable annuity purchase rates for the same benefit.


CONDENSED FINANCIAL INFORMATION


Please see APPENDIX I, at the end of this prospectus, for the unit values, as of the dates shown, for each of the Funds.


Fee table

Certificate features



--------
   10
--------------------------------------------------------------------------------

HOW DO I PURCHASE AND CONTRIBUTE TO MY CERTIFICATE?

You or your employer may purchase and contribute to a Certificate by making payments to us. You may contribute under a Regular IRA, Roth IRA, SIMPLE IRA, or under a SEP. Your employer contributes under a SEP, TSA, or SIMPLE IRA. We have no minimum contribution amount. However, an employer may establish a minimum contribution amount for payroll deductions. The following table summarizes certain information regarding the Certificates and contributions.


-------------------------------------------------------------------------------------------
CERTIFICATE TYPE                              CONTRIBUTION SOURCES
-------------------------------------------------------------------------------------------
Regular IRA                                   o "Regular" IRA contributions not to exceed
                                                $2,000 each year.
  - typically pre-tax contributions
                                              o Rollovers from a qualified plan.
  - distributions are taxable
                                              o Rollovers from a TSA.
                                              o Rollovers from another traditional
                                                individual retirement arrangement.
                                              o Direct custodian-to-custodian transfers
                                                from other traditional individual retirement
                                                arrangements.
-------------------------------------------------------------------------------------------

Roth IRA                                      o "Regular Roth" IRA contributions not to
  - after-tax contributions                     exceed $2,000 each year.
  - distributions are tax-free                o Conversion rollovers from a Regular IRA.
    when conditions met
                                              o Rollovers from another Roth IRA.
                                              o Direct transfers from another Roth IRA.
-------------------------------------------------------------------------------------------

TSA                                           o Employer remitted "salary reduction"
  - favorable tax treatment for employees       and/or "nonelective" employer
    of tax-exempt organizations and public      contributions.
    schools                                   o Rollovers from another TSA contract or
                                                arrangement.
                                              o Direct transfers from another contract or
                                                arrangement complying with Code Section
                                                403(b) by means of IRS Revenue Ruling
                                                90-24.
-------------------------------------------------------------------------------------------

SEP                                           o Employer contributions.
  - simplified employee pension plans         o Employee contributions permitted.
  - employer contributions to a Regular IRA     (only if SARSEP existed prior to January 1,
    issued to and owned by employee             1997)
-------------------------------------------------------------------------------------------

SIMPLE IRA                                    o Employee salary reduction and employer
  - savings incentive match                     matching contributions or employer
    plan for employees                          non-elective contributions.
  - employer contributions to a Regular IRA
    issued to and owned by employee
-------------------------------------------------------------------------------------------

 CERTIFICATE TYPE                               CONTRIBUTION LIMITATIONS
-------------------------------------------------------------------------------------------
Regular IRA                                   o No additional regular IRA contributions
                                                after age 70 1/2.
  - typically pre-tax contributions
                                              o Rollover or direct transfer contributions
  - distributions are taxable                   after age 70 1/2 must be net of required
                                                minimum distributions.
-------------------------------------------------------------------------------------------

Roth IRA                                      o Conversion rollovers after age 70 1/2 must
  - after-tax contributions                     be net of required minimum distributions
  - distributions are tax-free                  for the Regular IRA you are rolling over.
    when conditions met                       o You cannot make a conversion rollover
                                                from a Regular IRA if your adjusted gross
                                                income is $100,000 or more.
-------------------------------------------------------------------------------------------

TSA                                           o Maximum amount of contributions subject
  - favorable tax treatment for employees       to tax law formula which varies; maximum
    of tax-exempt organizations and public      salary reduction contribution is $10,500 for
    schools                                     2001.
                                              o Rollover or direct transfer contributions
                                                after age 70 1/2 must be net of required
                                                minimum distributions.
-------------------------------------------------------------------------------------------

SEP                                           o Annual employer contributions up to the
  - simplified employee pension plans           lesser of $25,500 for 2001 or 15% of
  - employer contributions to a Regular IRA     employee compensation.
    issued to and owned by employee           o Employee contributions subject to Regular
                                                IRA limits.
-------------------------------------------------------------------------------------------

SIMPLE IRA                                    o Salary reduction contributions up to
  - savings incentive match                     $6,500; for 2001 employer matching
    plan for employees                          contributions up to 3% of employee
  - employer contributions to a Regular IRA     compensation; 2% non-elective
    issued to and owned by employee             contributions.
-------------------------------------------------------------------------------------------




Certificate features

-----
 11
--------------------------------------------------------------------------------

See "Tax Information" for a more detailed discussion of certain contribution and other limitations.


OWNER AND ANNUITANT REQUIREMENTS

The annuitant and the owner must be the same person.


HOW DO I MAKE MY CONTRIBUTIONS?

Contributions must be in the form of a check drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars and made payable to Equitable Life. We do not accept third party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.

We do not monitor whether contributions exceed limitations in the Internal Revenue Code. However, we reserve the right to refuse contributions that we believe to exceed those limitations.

You make contributions under a Regular IRA or Roth IRA Certificate by sending your payment directly to us. For TSA, SEP or SIMPLE IRA Certificates, your employer sends contributions to us on your behalf. Payroll deduction amounts will be automatically transferred to us for allocation to the investment options as you direct.

We invest your contributions on the date we receive them, provided they are accompanied by a properly completed instructions form. If the date of receipt is not a Business Day, we invest your contributions on the next Business Day.

Initial contributions must be accompanied by an application and any other form we require to process the payments. We may retain your initial contribution for five Business Days while we attempt to obtain any information that is missing or unclear. If we cannot obtain the information we require within the five Business Days, our Processing Office will inform you or your employer of the circumstances and return the contribution unless you or your employer specifically consent to our retaining your contribution until we receive the required information.


OUR "BUSINESS DAY" GENERALLY IS ANY DAY ON WHICH THE NEW YORK STOCK EXCHANGE AND EQUITABLE LIFE ARE OPEN FOR TRADING AND GENERALLY ENDS AT 4 P.M. EASTERN TIME. WE MAY, HOWEVER, CLOSE OR CLOSE EARLY DUE TO EMERGENCY CONDITIONS.


DISCONTINUANCE AND RESUMPTION OF CONTRIBUTIONS

If contributions are discontinued your participation under a Certificate will remain in effect and contributions may be resumed at any time. However, under SEP and SIMPLE Certificates, contributions may not be resumed. We reserve the right to close a participant's account and terminate the Certificate if no contributions are made within 120 days of the issue date of a Certificate.

We also reserve the right to close a participant's account and pay any account balance if contributions are discontinued for at least three years from the date of the last contribution, and either (1) the account balance does not exceed $2,000 or (2) the annuity which the existing account balance would purchase at the participant's retirement date would be less than $20 per month based on the current annuity rates in effect under the Certificate.


Certificate features

-----
  12
--------------------------------------------------------------------------------

WHAT ARE MY INVESTMENT OPTIONS WITHIN THE CERTIFICATE?

We allocate your contributions among the investment options available under the Certificates according to your instructions. Your investment options are the Funds and the GRAs.

VARIABLE INVESTMENT FUNDS


Your investment results in any one of the Funds will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers. YOU CAN CHOOSE AMONG FUNDS THAT INVEST IN CORRESPONDING PORTFOLIOS.

Certificate features

-----
 13
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST*

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.




       PORTFOLIO NAME                                 OBJECTIVE
-------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                    Long-term growth of capital
-------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock               Long-term growth of capital and increasing income
-------------------------------------------------------------------------------------------------
EQ/Alliance Global                     Long-term growth of capital
-------------------------------------------------------------------------------------------------
EQ/Alliance Growth & Income            High total return through investments primarily in
                                       dividend-paying stocks of good quality, although the
                                       Portfolio also may invest in fixed-income and convertible
                                       securities
-------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors           High total return consistent with the adviser's
                                       determination of reasonable risk
-------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                 High total return through a combination of current
                                       income and capital appreciation by investing generally
                                       in high yield securities
-------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government    High current income consistent with relative stability of
  Securities                           principal
-------------------------------------------------------------------------------------------------
EQ/Alliance Money Market               High level of current income while preserving assets and
                                       maintaining liquidity
-------------------------------------------------------------------------------------------------
EQ/Alliance Technology                 Long-term growth of capital
-------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                  Long-term growth of capital
-------------------------------------------------------------------------------------------------
EQ/Balanced                            High return through a combination of current income
                                       and capital appreciation
-------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                    Replicate as closely as possible (before the deduction of
                                       Portfolio expenses) the total return of the S&P 500
-------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value              Capital appreciation
-------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies       Long-term growth of capital
-------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock   Long-term growth of capital
-------------------------------------------------------------------------------------------------



       PORTFOLIO NAME                                 ADVISER
-------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                    Alliance Capital Management L.P.
                                       MFS Investment Management
                                       Provident Investment Counsel, Inc.
                                       Marsico Capital Management
-------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock               Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance Global                     Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance Growth & Income            Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors           Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance High Yield                 Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government    Alliance Capital Management L.P.
  Securities
-------------------------------------------------------------------------------------------------
EQ/Alliance Money Market               Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/Alliance Technology                 Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                  American Express Financial Corporation
-------------------------------------------------------------------------------------------------
EQ/Balanced                            Alliance Capital Management L.P.
                                       Capital Guardian Trust Company
                                       Prudential Investments Fund Management, LLC
                                       Jennison Associates, LLC
-------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                    Alliance Capital Management, L.P.
-------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value              Lazard Asset Management
-------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies       MFS Investment Management
-------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock   T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------



 * See "Combination of certain investment options" below.


Other important information about the Portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete Portfolios under the Funds.


GUARANTEED RATE ACCOUNTS

You can allocate contributions to the GRAs that provide principal and interest guarantees. These amounts become part of our general account assets. We discuss our general account under "More Information."


Certificate features

-----
  14
--------------------------------------------------------------------------------

Currently, we offer GRAs with guarantee periods of one and three years. We may offer additional or different guarantee periods in the future.

New one-year and three-year guarantee periods are offered each calendar quarter. We announce a fixed interest rate for each guarantee period at least 10 days before the beginning of the quarter. Interest rates are set according to our procedures at the time. Thus, different interest rates may apply to different amounts in the GRAs. All interest rates are effective interest rates, reflecting daily compounding and the deduction of the participant service charge. The guaranteed annual rate of interest will never be less than 3%.

At the end of a guarantee period (the maturity date), unless you instruct us otherwise, we will automatically contribute the accumulated amount to a new guarantee period of similar duration. If we are offering no guarantee period of a similar duration, we will transfer the amount to the maturity period of the shortest duration we then offer.

You may allocate amounts in maturing guarantee periods to one or more other investment options by using the AIM System. We must receive instructions before the maturity date. We will apply those instructions to all maturing guarantee periods until we receive other instructions.

The amount of your contributions to the GRAs is guaranteed by us (before deduction of any participant service charge). However, withdrawals and transfers out of a guarantee period before a maturity date, may be subject to a withdrawal charge. See "Charges and Expenses." For futher information regarding the GRAs, please see "The Guaranteed Rate Accounts" in the SAI.


ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all of the Funds or GRAs. Allocations must be in whole percentages, which you may change at any time in writing or by telephone using our AIM System. Changes are effective on the date we receive all necessary information. Allocation changes have no effect on amounts already invested.


OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM (AIMS)


Participants may use our automated AIM System to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use the AIM System, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using the AIM System. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions we reasonably believe to be genuine.


A transfer request will be effective on the Business Day we receive the request. We will confirm all transfers in writing. We reserve the right to limit access to this service if we determine that you are engaged in a disruptive transfer activity such as "market timing." (see "Disruptive transfer activity" in "Transferring your money among investment options").



Certificate features

-----
 15
--------------------------------------------------------------------------------

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your Certificate, you may return it to us for a refund. To exercise this cancellation right, you must mail the Certificate directly to our Processing Office within 10 days after you receive it. In some states, this "free look" period may be longer.

Your refund will equal your contributions under the Certificate or, if greater, with respect to contributions allocated to the Funds, your account value, computed on the date we receive your Certificate.

We follow these same procedures if you change your mind before you receive your Certificate, but after you make a contribution. Please see "Tax Information" for possible consequences of canceling your Certificate.

If you fully convert an existing Regular IRA Certificate to a Roth IRA Certificate, you may cancel your Roth IRA Certificate and return to a Regular IRA Certificate by following the instructions in the request for full conversion form available from our Processing Office.


Certificate features

 Determining your
 Certificate's value


----------------
      16
--------------------------------------------------------------------------------

 We credit the full amount of your contributions under your Certificate. At any time, the value of your Certificate is the "account balance" in the Funds and the GRAs to which you have allocated contributions. These amounts are subject to certain fees and charges that are reflected in your account balance, as applicable. See "Charges and Expenses."

 We refer to the amount of the account balance attributable to the GRAs as their "cash value." The cash value of a GRA guarantee period reflects a withdrawal charge, as described below.


 YOUR ACCOUNT BALANCE IN THE FUNDS

 Your contributions to one or more of the Funds are, in turn, invested in shares of a corresponding Portfolio. The value of your interest in each Fund is measured by "units" that are purchased with your contributions. Your units will increase or decrease in value as though you had invested in the corresponding Portfolio's shares directly. Your account balance, however, will decrease by the amount of the fees and charges that we deduct under the Certificate. Your account balance will also decrease by the dollar amount of any withdrawals that you make.

 We determine the number of units of a Fund you purchase by dividing the amount of your contribution by the Fund's unit value for the Business Day on which we receive your contribution. On any day, the value of your interest in a Fund equals the number of units credited to your Certificate under that Fund, multiplied by the value for one unit. The number of your units in any Fund does not change unless you make additional contributions, make a withdrawal, or transfer amounts between investment options.


 YOUR ACCOUNT BALANCE IN THE GRAS

 Your account balance in the GRAs, represented by their cash value, is equal to your contributions and transfers to those options, plus accrued interest, less withdrawals and transfers out of the GRAs and charge deductions. The cash value of your GRAs will be less any withdrawal charge that applies on withdrawals, including transfers, from any of your GRA guarantee periods prior to maturity. Thus, if you withdrew an amount from a GRA period, before the maturity date, we would pay you the cash value. Please see "The Guaranteed Rate Accounts" in the SAI for more information.


 Determining your Certificate's value

 Transferring your money
 among
 Investment Options


----------------
  17
--------------------------------------------------------------------------------


 At any time before the date annuity benefit payments begin, you can transfer some or all of your account balance among the investment options. Withdrawals or transfers from the GRAs before a maturity date are restricted and may be subject to a withdrawal charge. See "Charges and Expenses."


 You may request a transfer by telephone using our AIM System. Transfer requests should specify:

    o your Social Security number,

    o the amounts or percentages to be transferred, and

    o the investment options to and from which the amounts are to be transferred.

 We will make transfers involving the Funds as of the Business Day we receive your transfer request and all necessary information.


 Transfers are permitted to and from the guarantee periods of the GRAs, but transfers may not be made from one guarantee period to another, nor during the "open period" in calendar quarters when new guarantee periods are offered for GRAs. In the case of trustee-to-trustee transfers during the open period, we will impose a withdrawal charge. Transfers from a GRA guarantee period, like withdrawals, may be subject to a withdrawal charge.


 DISRUPTIVE TRANSFER ACTIVITY

 You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

 We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



 Transferring your money among Investment Options

 Accessing your money



----------------
      18
--------------------------------------------------------------------------------

 WITHDRAWING YOUR ACCOUNT BALANCE

 You can withdraw your account balance at any time before annuity benefits begin. Withdrawals from the GRAs will be withdrawals of cash value, giving effect to any withdrawal charge. No withdrawal charge applies to withdrawals from any of the Funds.

 Partial withdrawals under a periodic distribution option are subject to certain restrictions that we describe below under "Choosing Your Retirement Payout Options." Distributions under TSA Certificates may also be subject to certain restrictions. For the tax consequences and restrictions relating to withdrawals see "Tax Information" below and in the SAI.

 We will consider withdrawal requests that result in a total remaining account balance of less than $100 as a request to surrender your Certificate, unless you tell us otherwise.

 Your request for a withdrawal should be in writing on our specified form. For a partial withdrawal, you must specify the investment options from which you want to take the withdrawal. Otherwise, we will withdraw from each investment option on a pro rata basis. If you request a full surrender, you must also send us your Certificate with the request. When we receive the information we require, the withdrawal or full surrender will become effective. If we receive only partial information, our Processing Office will contact you for complete instructions before processing your request.

 SURRENDERING YOUR CERTIFICATE TO RECEIVE YOUR ACCOUNT BALANCE

 You may surrender your Certificate to receive your account balance at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request on our prescribed form at our Processing Office. We will determine your account balance on the date we receive the required information. All benefits under the Certificate will terminate as of that date.

 You may receive your account balance in a single sum payment or apply all or part of it to one or both of the annuity payout options described under "Choosing Your Annuity Payout Options" below. For the tax consequences of surrenders, see "Tax Information" below and in the SAI.

 WHEN TO EXPECT PAYMENTS

 Generally, we will fulfill requests for payments upon a withdrawal or surrender within seven calendar days after the date we receive all necessary information and documents we require in the circumstances. We may postpone such payments or application of proceeds for any period during which:

 (1)   the New York Stock Exchange is closed or restricts trading,

 (2) sales of securities or determination of the fair value of a Fund's assets is not reasonably practicable because of an emergency, or

 (3) the SEC, by order, permits us to defer payment to protect persons remaining in the Funds.


 CHOOSING YOUR RETIREMENT PAYOUT OPTIONS

 When you are ready to receive retirement benefits you have a choice of several options:

    o   Single sum benefit payment.

    o   Periodic distribution option.

    o   Fixed full cash refund annuity.

    o   Other forms of annuities we may offer.

 If you choose a single sum benefit payment, your account value in the Funds and cash value in the GRAs will be applied to provide the benefit. The cash value may reflect a withdrawal charge.

 The same amounts will be applied to provide a periodic distribution option or the fixed full cash refund annuity under the Certificate, or any other optional fixed annuity we may offer. However, if you elect a periodic distribution or annuity, no withdrawal charge will be imposed on amounts derived from the GRAs.


Accessing your money

----------
  19
--------------------------------------------------------------------------------

 ANNUITY PAYOUT OPTIONS

 You can choose from among the following annuity payout options:

 FULL CASH REFUND ANNUITY. This is the "normal form of annuity benefit." It provides a fixed annuity for the lifetime of the annuitant. The participant's beneficiary will receive a cash refund if, at the participant's death, the total annuity payments do not equal the amount that we applied to provide the annuity. This refund equals the difference between the amount applied to purchase the annuity and the annuity payments actually received.

 Once fixed payments begin, the amount of each payment does not change. We determine the minimum amount from tables in the Certificate that show monthly payments for each $1,000 applied (after deduction of any applicable tax charges and the annuitization fee). If our group annuity rates for payment of proceeds or our rate for single premium immediate annuities then in effect produces a larger payment, we pay the larger benefit. We may change the amount of monthly payments shown in Certificates for new participants.

 PERIODIC DISTRIBUTION OPTION. An annuity option that pays out your entire account balance in monthly, quarterly, semi-annual or annual installment payments over a period of at least three years, as you or your beneficiary choose. The payout period may not generally exceed applicable life expectancy limitations, as described in "Tax Information" in the SAI.

 To calculate the amount of each payment, you specify a dollar amount or a time period. If a time period, we determine the amount of a payment by dividing the remaining account balances by the number of remaining payments. We make withdrawals pro-rata from each investment option. Currently, we distribute periodic payments from the GRAs without withdrawal charges. We retain the right to suspend these distributions from the GRAs in the future.

 We require an initial monthly payment of at least $50 under the periodic distribution option. After payments begin, you may continue to transfer amounts among the investment options, according to our rules. By written notice, you may make a partial withdrawal or elect to stop the periodic distribution payments and receive your remaining account balance in a single sum.

 OTHER ANNUITIES OR OPTIONAL RETIREMENT BENEFITS. You may elect forms of fixed annuities, other than the normal form of annuity benefit, we offer, including joint and survivor annuities. Payments under life or joint life annuities that do not specify a minimum distribution period terminate with the death of the last surviving annuitant.

 You may specify a minimum distribution period under which benefits continue to a beneficiary. You may not specify a minimum distribution period that is greater than your life expectancy or the life expectancy of the beneficiary. If the beneficiary is someone other than your spouse, payments to the surviving beneficiary are limited as the Proposed Treasury Regulations provide.

 Once a life annuity takes effect, the annuitant may not redeem or change it to any other form of benefit. If payment under an annuity continues to a beneficiary, the beneficiary will have the right to redeem the annuity for its commuted value. An annuity payout is available only if the amount applied to pay the annuity is $2,000 or more and results in an initial payment of at least $20.

 If you are participating under a TSA program and have not chosen a retirement benefit the normal form of annuity will be provided unless the TSA provides otherwise. Under certain TSAs you may be required to elect a joint and survivor annuity payout unless your spouse consents in writing to a different election.

 You can choose the date annuity payments are to begin. This is your "retirement date." If you do not advise us of your retirement date, we will assume that it is the date you attain age 65. You can change your retirement date in writing, but the date must be the first day of a calendar month. Also, that date may not be later than the date applicable for the type of qualified plan in which you use the Certificate.


 Accessing your money

----------
   20
--------------------------------------------------------------------------------

 If you have not already selected a form of annuity payout, we will send you a form on which you may do so or confirm that the normal form of annuity is to be provided. We will send the form six months before your retirement date. Your account balance will remain invested until we receive your instructions. Once you have selected a payout option and payments have begun, you may make no further change.

    The amount of the annuity payments will depend on:

    o   the amount applied to purchase the annuity,

    o   the type of payout option you choose, and,

    o in the case of a life annuity, your age (or your and your joint annuitant's ages) and in certain instances, gender.

 Accessing your money

 Charges and expenses



----------------
  21
--------------------------------------------------------------------------------

 CHARGES THAT EQUITABLE LIFE DEDUCTS

 We deduct the charges described below during the accumulation period, or if you elect either the fixed annuity option or the periodic distribution option. We will not increase these charges for the life of your Certificate, except as noted.

 PARTICIPANT SERVICE CHARGE

 On the last day of each calendar quarter, we charge your account balance to reimburse us for certain administration expenses under the Certificates, such as salaries and other overhead costs, travel, legal, actuarial and accounting costs. The charge is up to $15 per year for SEP and SIMPLE IRA Certificates, and up to $30 per year for Regular IRA, Roth IRA, and TSA Certificates. We deduct these charges from the amounts held in the investment options in accordance with our administrative procedures then in effect.

 The participant service charge applicable to a Certificate depends on several factors. It will vary depending on:

    o whether contributions are made by payroll deduction or direct contribution,

    o the number of participants contributing through the same payroll deduction facility or group, and the total contributions that we receive from an affiliated group, and the nature of the group purchasing the Certificates, and the extent to which an employer provides services that we would otherwise provide, and other circumstances that may have an impact on administrative expenses.

 We reserve the right to change the participant service charge on advance written notice, or to impose the charge on a less or more frequent basis. In no case, will the charge exceed $30 per year.

 ADMINISTRATION CHARGE

 We impose a daily charge at the annual rate of 0.25% of the net assets of each Fund. The charge is to reimburse us for administration expenses not covered by the participant service charge. We reflect this charge in the computation of unit values for each Fund.

 OTHER EXPENSES

 We also charge certain additional costs and expenses directly to the Funds. These include, among other things, certain expenses we incur in the operation of the Funds, taxes, interest, SEC charges, and certain related expenses including printing of registration statements and amendments, outside auditing and legal expenses and recordkeeping.

 We reflect these expenses in the unit values for each Fund.


 CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

 We deduct a charge designed to approximate certain taxes that may be imposed on us such as state premium taxes in your state. Generally, we deduct the charge from the amount applied to provide the annuity payout option. If the periodic distribution is elected we will deduct the charge from each payment when made. No charge is applied if you elect a single sum payment. The current tax charge varies by state and ranges from 0% to 1%.


 CHARGES THAT EQ ADVISORS TRUST DEDUCTS

 EQ Advisors Trust deducts the following types of fees and expenses:


    o   Investment advisory fees ranging from 0.25% to 0.90%.


    o   12b-1 fees of 0.25% applicable to Class IB shares.

    o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

    o   Investment-related expenses, such as brokerage commissions.

 These expenses are reflected in the daily share price of each Portfolio. For more information about the calculation of

Charges and expenses

----------
   22
--------------------------------------------------------------------------------

 these expenses, including applicable expense limitations, please refer to the prospectuses of the Trusts.


 CERTAIN EXPENSE LIMITATIONS

 We will reimburse the Funds named below for certain expenses they incur in any calendar year, as follows:


 EQ/ALLIANCE MONEY MARKET, EQ/ALLIANCE COMMON STOCK, EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND EQ/BALANCED FUNDS


 The types of expenses included are:

    o Investment advisory fees and certain other expenses attributable to assets of the Funds invested of the corresponding Portfolio.

    o   Administration expenses that the Funds bear directly.

 The expenses subject to reimbursement do not include the following Portfolio expenses: interest, taxes, brokerage, and extraordinary expenses permitted by appropriate state regulatory authorities.

 The annual expense limitations, above which we will reimburse the Funds, are:


    o   1% of the EQ/Alliance Money Market Fund's average daily net assets.

    o 1.5% of the EQ/Alliance Common Stock, EQ/Alliance Intermediate Government Securities, and EQ/Balanced Funds' respective average daily net assets.

 We cannot change these expense limitations without the Participants' consent.

 EQ/ALLIANCE HIGH YIELD, EQ/AGGRESSIVE STOCK AND EQ/ALLIANCE GLOBAL FUNDS


 We reimburse these Funds for their aggregate expenses in excess of 1.5% of the value of their respective average daily net assets. We may change this voluntary expense limitation at our discretion.


 EQ/ALLIANCE MONEY MARKET AND EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
 FUNDS


 If the amount of the respective management fees charged to the related Portfolios exceeds 0.35% of their average daily net asset value, we will reimburse the corresponding Funds for such excess. This expense limitation is a contractual right for participants who enrolled before May 1, 1987, and cannot be changed without the consent of those participants. We have voluntarily agreed to put in place this expense limitation for participants who enrolled after May 1, 1987, and we reserve the right to discontinue this voluntary limitation at any time.


 LIFE ANNUITY ADMINISTRATIVE CHARGE

 If you elect the fixed annuity option under the Certificate, at retirement we will deduct up to $350 from the amount applied to purchase the annuity. This amount is designed to reimburse us for administrative expenses we incur in processing the application for the annuity and issuing each monthly payment. The specific amount of the charge will depend on your date of enrollment. We may give you a better annuity purchase rate than those currently guaranteed in the Certificates. In that case, the annuity administrative charge may be greater than $350, unless we otherwise provide in your Certificate.


 SEP AND SIMPLE ENROLLMENT FEE

 We charge a non-refundable fee of $25 upon the enrollment of each Participant in a SEP or SIMPLE IRA. We collect the fee from the employer, or we deduct it from the first contribution.


 Charges and expenses

----------
  23
--------------------------------------------------------------------------------

 GUARANTEED RATE ACCOUNTS WITHDRAWAL CHARGE

 We impose a charge on withdrawals or transfers before the maturity of a GRA guarantee period. The charge is 7% of the amount withdrawn or transferred during the guarantee period, or, if less, the accumulated interest. The charge, however, does not apply:

    o   at maturity of the GRA guarantee period;

    o   to withdrawals due to death or disability;

    o   when the periodic distribution installment option is elected; or

    o   when an annuity retirement option is elected.

 However, the withdrawal charge applies to any other pre-maturity withdrawals at retirement.


 Charges and expenses

 Payment of death and disability benefit


----------------
      24
--------------------------------------------------------------------------------

 YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT

 You designate your beneficiary when you apply for your Certificate. You may change your designation by writing to our Processing Office. You may be limited as to the beneficiary you can designate in TSA Certificate.

 The death benefit is equal to your account balance. We determine the amount of the death benefit as of the date we receive satisfactory proof of death and any required instructions as to the method of payment.


 WHEN THE PARTICIPANT DIES BEFORE DISTRIBUTIONS BEGIN

 If you die before distributions begin, we will pay the death benefit to your beneficiary.

 If the designated beneficiary is your surviving spouse, the distribution of the account balance may begin at the earlier of (a) the date you would have attained age 70 1/2 or (b) the date the surviving spouse elects payment to commence. Depending on your election, we will pay the death benefit as a single sum, in periodic installments, as an annuity or as a combination of the three. If no death benefit election is in effect, the beneficiary may elect a single sum or an alternate form of benefit payment.


 WHEN THE PARTICIPANT DIES AFTER THE RETIREMENT DATE

 If you die after distributions begin, the amount and payment mode of the distributions may continue to the beneficiary on the same basis as before your death, subject to minimum distribution rules.


 DISABILITY PAYMENT

 In the case of disability (refer to your certificate for a definition of disability) before your retirement date, we will pay you the account balance. TSA plans may be subject to certain restrictions.


 Payment of death and disability benefit

 Tax information



----------------
  25
--------------------------------------------------------------------------------

 TAX CHANGES

 Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations, and Internal Revenue Service interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change.



 BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

 Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as selection of investment funds and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

 Further discussion of tax aspects of TSA, Regular IRA, Roth IRA, SEP and SIMPLE IRA contributions, distributions and other matters is available in the SAI.


 TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

 If you are an employee of a public educational institution or a tax-exempt organization described in Code Section 501(c)(3), your employer may purchase a TSA for you. Contributions to the TSA, whether they are made by your salary reduction or non-elective employer contributions, are not taxable to you, subject to annual limitations. Annuity payments, withdrawals or surrenders of the TSA are generally taxable to you. Premature withdrawals may be subject to an additional 10% penalty on the taxable amount. In addition, amounts attributable to salary reduction contributions cannot be distributed before your age 59 1/2, death, disability, separation from service or hardship. In the event of hardship, only the salary reduction contributions can be distributed.


 INDIVIDUAL RETIREMENT ANNUITIES (REGULAR AND ROTH IRAS)

 You may make compensation-based contributions, subject to annual limitations, to individual retirement arrangements. For both Regular and Roth IRAs, you must have compensation at least equal to the amount of the contribution. Generally, $2,000 is the maximum amount of annual contributions you may make to all of your Regular and Roth IRAs. You may deduct all or a part of your contribution to a Regular IRA depending on your income for the year.

 You may make contributions to a Regular IRA until the year you reach age
 70 1/2. You may make contributions to a Roth IRA even after age 70 1/2, if you have compensation and your income is within specified Federal income tax limits. These limits do not apply to rollover or custodian-to-custodian contributions into either kind of IRA. You and your nonworking spouse can together contribute, annually, an aggregate maximum of $4,000 to Regular and Roth IRAs for you and your spouse (but no more than $2,000 to any one IRA certificate).

 Income credited to Regular IRAs is generally not taxable until you get a distribution from the Certificate. Distributions from

 Tax information

----------
   26
--------------------------------------------------------------------------------

 Regular IRAs are generally fully taxable as ordinary income. Roth IRA distributions are not taxable until all contributions to all of your Roth IRAs are recovered. After recovery of contributions, distributions are taxable. Beginning in 2003, in certain circumstances, Roth IRA distributions may be eligible to be fully non taxable. The taxable portion of certain early withdrawals from Regular and Roth IRAs may be subject to an additional 10% Federal income tax penalty.


 IRAS UNDER SIMPLIFIED EMPLOYEE PENSION PLANS (SEPS AND SIMPLES)


 An employer can establish a SEP for its employees and can make contributions to a SEP for each eligible employee. A Regular IRA funding a SEP is like other IRAs. If you are an eligible employee, you own the SEP. Most of the rules applicable to Regular IRAs also apply. One major difference is the amount of permissible contributions. Under contribution limits effective in 2001, an employer can annually contribute an amount for an employee up to the lesser of $25,500 or 15% of the employee's compensation. The employer makes this determination without taking into account its contribution to the employee's SEP. This limit may be further adjusted for cost of living changes in future years.


 An eligible employer may establish a "SIMPLE" plan to contribute to special individual retirement accounts or individual retirement annuities for its employees (SIMPLE IRAs). A SIMPLE IRA is a form of IRA, which the employee owns. Generally, the rules applicable to Regular IRAs discussed above apply, with certain differences, as follows:


    o the employee salary reduction contribution is limited (up to $6,500 in 2001; this limit may be further adjusted for cost of living changes in future years.)


    o the employer must make contributions, generally a dollar-for-dollar, up to 3% of the employee's compensation or a 2% non-elective contribution to all eligible employees;


    o employees who have not participated in the employer's SIMPLE IRA plan for at least two full years may be subject to an increased penalty tax on withdrawals or transfers of SIMPLE IRA funds.



 Tax information

 More information



----------------
  27
--------------------------------------------------------------------------------

 ABOUT EQUITABLE LIFE


 We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance company. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial Inc. (previously The Equitable Companies, Incorporated). The sole shareholder of AXA Financial Inc. is AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No other company other than Equitable Life has any legal responsibility to pay amounts that Equitable Life owes under the Certificates.

 AXA Financial Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



 ABOUT SEPARATE ACCOUNT NO. 301

 Each Fund is a subaccount of our Separate Account No. 301. We established Separate Account No. 301 in 1981 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Separate Account No. 301 for owners of our variable annuity contracts, including the Certificates. The results of Separate Account No. 301's operations are accounted for without regard to our other operations. We are the legal owner of all of the assets in Separate Account No. 301 and may withdraw any amounts that exceed our reserves and other liabilities with respect to the Funds under our contracts.

 Separate Account No. 301 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 301.

 Each subaccount (Fund) within Separate Account No. 301 invests solely in Class IA or Class IB shares, respectively, issued by the corresponding Portfolio of EQ Advisors Trust.

 We reserve the right, subject to compliance with laws that apply, to:


 (1) add Funds to, or to remove Funds from, Separate Account No. 301, or to add other separate accounts;


 (2) combine any two or more Funds;

 (3) transfer the assets we determine to be the shares of the class of contracts to which the Certificates belong from any Fund to another Fund;

 (4) operate Separate Account No. 301 or any Fund as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 301 or a Fund directly);

 (5) deregister Separate Account No. 301 under the Investment Company Act of
     1940;

 (6) restrict or eliminate any voting rights as to Separate Account No. 301;
     and

 (7) cause one or more Funds to invest some or all of their assets in one or more other trusts or investment companies.


 ABOUT EQ ADVISORS TRUST


 EQ Advisors Trust is registered under the Investment Company Act of 1940 and is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different series of shares relating to each portfolio.


 Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services

 More information

----------
   28
--------------------------------------------------------------------------------

 of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)


 EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (including EQ/Aggressive Stock and EQ/Balanced) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.


 EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about EQ Advisors Trust, the Portfolio investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 plan relating to the Class IB shares and other aspects of the Trust's operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus or in its SAIs, which are available upon request.


 ABOUT THE GENERAL ACCOUNT

 Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed rate options, and our general obligations.

 The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933. The general account is not an investment company under the Investment Company Act of 1940.

 We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to general accounts, however, may be subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


 COMBINATION OF CERTAIN INVESTMENT OPTIONS

 On or about May 18, 2001 interests in the EQ/Balanced Fund will replace interests in the Alliance Conservative Investors Fund, which will no longer be available. We will move the assets from, and automatically direct any contributions made to the Alliance Conservative Investors' Fund into the EQ/Balanced Fund. Since the replaced Fund will continue to be in existence only until approximately May 18, 2001 reference to this option has been omitted from the fee table and the expense examples.


 DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

 We describe below the general rules for when, and at what prices, events under your Certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

 BUSINESS DAY


 Our Business Day is generally any day that the New York Stock Exchange is open for trading. We are closed on national business holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. We may also choose to close or close early due to emergency conditions. Our Business Day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when we apply contributions and process any other transaction requests. We will apply contributions and process any other transaction requests when we receive them along with all the required information.


 If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-Business Day or after 4:00 p.m. Eastern Time on a Business Day, we will use the next Business Day.


 More information

----------
  29
--------------------------------------------------------------------------------

 CONTRIBUTIONS AND TRANSFERS

 o We invest contributions allocated to the Funds at the value next determined after the close of the Business Day.

 o Contributions allocated to a GRA will receive the interest rate for that GRA in effect for that Business Day.

 o We will make transfers to or from Funds at the value next determined after the close of the Business Day.

 o Transfers to a GRA will be based on the interest rate for that GRA in effect for the Business Day of the transfer.


 ABOUT YOUR VOTING RIGHTS

 As the owner of the shares of EQ Advisors Trust, we have the right to vote on certain matters involving the Portfolios, such as:

 o The election of trustees.

 o The formal approval of independent auditors selected for EQ Advisors Trust.

 o Any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

 We will give Certificate owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates if a shareholder vote is taken. If we do not receive instructions in time from all Certificate owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that Certificate owners vote.

 VOTING RIGHTS OF OTHERS

 Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Certicate owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our Certificate owners, we will see to it that appropriate action is taken.

 SEPARATE ACCOUNT NO. 301 VOTING RIGHTS

 If actions relating to Separate Account No. 301 require Certificate owner approval, Certificate owners will be entitled to one vote for each unit they have in the Funds. We will cast votes attributable to any amounts we have in the Funds in the same proportion as votes cast by Certificate owners.

 CHANGES IN APPLICABLE LAW

 The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


 ABOUT THE GROUP ANNUITY CONTRACTS

 The Certificates are issued under group annuity contracts between us and Chase Manhattan Bank, N.A. ("Chase"), whose sole purpose is to serve as a party to the group annuity contracts. Chase has no responsibility for the administration of any of the retirement programs described in this prospectus, for payments to the investment options or to Participants, or for any other duties other than to serve as the group annuity contractholder.


 More information

----------
   30
--------------------------------------------------------------------------------

 IRS DISQUALIFICATION

 If a retirement program funded by the Certificates is found not to qualify under the Internal Revenue Code, we may terminate the Certificate and pay the participant, plan trustees or other designated person, the account balance. We will, however, make a deduction for any Federal income tax payable by us because of the non-qualification.


 ABOUT LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 301, our ability to meet our obligations under the Certificates, or the distribution of the Certificates.


 ABOUT OUR INDEPENDENT ACCOUNTANTS


 The financial statements of Separate Account No. 301 as of December 31, 2000 and for each of the two years in the period ended December 31, 2000, and the consolidated financial statements of Equitable Life as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000 have been so included in the Statement of Additional Information (SAI), and incorporated by reference in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given upon their authority as experts in accounting and auditing.



 TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


 You cannot assign or transfer ownership of a Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate except by surrender to us. Loans are not available and you cannot assign Regular IRA, Roth IRA, TSA, SEP, and SIMPLE Certificates as security for a loan or other obligation.

 You may direct the transfer of account balances under your Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate to another similar arrangement. We can impose a withdrawal charge if one applies.

 UNDERWRITER


 AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of Separate Account No. 301. AXA Advisor's is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisor's principal business address is 1290 Avenue of the Americas, New York, NY 10104.



 REPORTS AND ADDITIONAL INFORMATION

 Before payments start under your Certificate, we will send you, at least annually, a report showing as of a specified date: (1) the number of units you have credited to each Fund, (2) the unit values, (3) your account balance in each Fund and GRA and the total balance and (4) the cash values of your GRAs. Similar reports will be sent to you if you are receiving payments under the periodic distribution option. All transactions will be individually confirmed.


 As required by the Investment Company Act of 1940, each participant will be sent, semi-annually, a report containing financial statements and a list of the securities held by each Portfolio.


 As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Website at http://www.sec.gov.



 More information

 Investment performance



----------------
  31
--------------------------------------------------------------------------------

 We provide the following tables to show two different measurements of the investment performance of the Funds. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE FUNDS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


 Tables 1 and 2 show the rates of return of the Funds on a year-by-year and an annualized basis. These tables take into account all asset-based charges under the Certificate, but do not reflect the participant service charge. The results shown are based on the actual historical investment experience of the Portfolio in which the Fund invests.

 Historical results are presented for all funds for the periods during which the funds were available under the contract. No historical results are presented for the EQ/Equity 500 Index, EQ/Alliance Technology or EQ/AXP New Dimensions Funds because they first became available after December 31, 1999.


 BENCHMARKS

 Table 2 compares the performance of the Funds to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect any Certificate charges. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:


 EQ/ALLIANCE MONEY MARKET:

 Salomon Brothers Three-Month T-Bill Index.


 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES:

 Lehman Intermediate Government Bond Index


 EQ/ALLIANCE HIGH YIELD:

 Merrill Lynch High Yield Master Index and Credit Suisse First Boston Global High Yield Index.


 EQ/ALLIANCE GROWTH & INCOME:

 75% Standard & Poor's 500 Stock Index/25% Value Line Convertible Index.


 EQ/ALLIANCE COMMON STOCK:

 Standard & Poor's 500 Index.


 EQ/AGGRESSIVE STOCK:

 50% Russell 2000 Small Stock Index and 50% Standard & Poor's Mid-Cap Total Return Index.


 EQ/ALLIANCE GLOBAL:

 Morgan Stanley Capital International World Index.


 EQ/ALLIANCE GROWTH INVESTORS:

 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500
 Index.


 EQ/MFS EMERGING GROWTH COMPANIES:

 Russell 3000 Growth Index.


 EQ/EQUITY 500 INDEX:

 Standard & Poor's 500 Index.


 EQ/BALANCED:

 50% S&P 500 Index and 50% Lehman Government/Corporate Bond Index.


 EQ/LAZARD SMALL CAP VALUE:

 Russell 2000 Value Index.


 EQ/T. ROWE PRICE INTERNATIONAL STOCK:

 Morgan Stanley Capital Int'l (MSCI) EAFE Index.

 Investment performance

-----
  32
--------------------------------------------------------------------------------

TABLE 1
ANNUAL PERCENT CHANGES IN UNIT VALUE


                                                                 PERIODS ENDED DECEMBER 31
                                                  -------------------------------------------------------
                                                     1991      1992      1993         1994         1995
                                                  --------- --------- --------- --------------- ---------
EQ/Alliance Money Market ........................     5.6%      3.0%      2.5%         3.8%         5.3%
EQ/Alliance Intermediate Government Securities(a)    13.7       4.9      10.0         (4.3)        13.0
EQ/Alliance High Yield ..........................    24.6      11.3      22.3         (3.5)        19.2
EQ/Balanced .....................................    40.7      (3.3)     11.9         (8.1)        19.2
EQ/Alliance Common Stock ........................    43.7       2.7      24.4         (2.6)        31.9
EQ/Aggressive Stock .............................    75.6       3.8      16.0         (4.1)        30.9
EQ/Alliance Global ..............................    26.4      (1.3)     31.3           4.9        18.2
EQ/Alliance Growth & Income .....................       -         -         -         (1.2)(b)     23.1
EQ/Alliance Growth Investors ....................       -         -         -         (3.1)(b)     24.9
EQ/MFS Emerging Growth Cos. .....................       -         -         -            -            -
EQ/Lazard Small Cap Value .......................       -         -         -            -            -
EQ/T. Rowe Price Int'l Stock ....................       -         -         -            -            -



                                                                 PERIODS ENDED DECEMBER 31
                                                  --------------------------------------------------------
                                                     1996      1997         1998         1999       2000
                                                  --------- --------- --------------- --------- ----------
EQ/Alliance Money Market ........................     4.9%      5.0%         4.9%         4.6%      5.82%
EQ/Alliance Intermediate Government Securities(a)     3.4       6.9          7.4         (0.2)      9.04
EQ/Alliance High Yield ..........................    22.0      17.8         (5.7)        (4.2)    (10.52)
EQ/Balanced .....................................    11.2      14.5         17.6         17.4     ( 1.55)
EQ/Alliance Common Stock ........................    23.8      28.7         28.9         24.8     (14.37)
EQ/Aggressive Stock .............................    21.6      10.3         (0.2)        18.4     (13.44)
EQ/Alliance Global ..............................    14.0      11.0         21.2         37.9     (18.97)
EQ/Alliance Growth & Income .....................    19.2      26.1         20.2         18.1       8.34
EQ/Alliance Growth Investors ....................    11.6      15.8         18.3         25.8     ( 7.32)
EQ/MFS Emerging Growth Cos. .....................       -         -          9.4 (c)     72.9     (19.20)
EQ/Lazard Small Cap Value .......................       -         -         (8.8)(c)      1.3      17.98
EQ/T. Rowe Price Int'l Stock ....................       -         -         (0.3)(c)     31.3     (19.04)


(a)  Prior to September 6, 1991, the Bond Fund.

(b) From May 1, 1994, the date contributions were first allocated to these Funds.

(c) From July 1, 1998, the date contributions were first allocated to these Funds.


Rates of return are time weighted and include reinvestment of investment income including interest and dividends. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.


PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.


Investment performance

-----
 33
--------------------------------------------------------------------------------


TABLE 2
ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 2000



------------------------------------------------------------------------------------------------------------
                                                                                                    DATE OF
                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS    SINCE INCEPTION   INCEPTION
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE MONEY MARKET .....     5.82%      5.10%       5.05%        4.53%           6.24%
  Salomon Bros. 3-Mo.
  T-Bill Index ...............     5.95       5.25        5.25         4.86             N/A*        2/5/82
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE
  GOV'T SECURITIES (A) .......     9.04       5.31        5.24         6.23            9.18
  Lehman Intermediate
  Gov't Bond Index ...........    10.12       6.23        6.11         7.36             N/A*        2/5/82
------------------------------------------------------------------------------------------------------------
EQ/BALANCED ..................    (1.55)     10.78       11.61        11.14           12.77
  50% S&P 500 Index/50%
  Lehman Gov't .Corp.
  Bond Index .................     1.07       9.71       12.59        12.84             N/A*        2/5/82
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE HIGH YIELD .......   (10.52)     (6.82)       3.07         8.53            7.04
  Merrill Lynch Master .......    (3.79)       .43        4.89        10.86             N/A*
  Credit Suisse First Boston
  Global High Yield Index ....    (5.21)     ( .51)       4.51        11.20             N/A*        6/2/87
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK......   (14.37)     11.24       17.01        17.86           16.70
  Standard & Poor's 500
  Index ......................    (9.11)     12.26       18.33        17.46             N/A*        6/1/87
------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK ..........   (13.44)       .76        6.54        12.89           11.67
  50% S&P Midcap Total
  Return Index/50%
  Russell 2000 Small
  Stock Index ................     7.31      10.79       15.45        17.79             N/A*        6/2/87
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL ...........   (18.97)     10.63       11.63        13.26           10.53
  Morgan Stanley Capital
  Int'l World Index ..........   (13.18)     10.49       12.12        11.93             N/A*        6/2/87
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH &
  INCOME .....................     8.34      15.45       18.25            -           16.83
  75% Standard & Poor's
  500 Stock Index/25%
  Value Line Convertible
  Index ......................    (8.52)      9.64       15.67        16.39             N/A*        5/1/94
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH
  INVESTORS ..................    (7.32)     11.32       12.26            -           12.39
  30% Lehman Gov't/Corp.
  Bond Index/70%
  Standard & Poor's 500
  Index ......................    (9.11)     12.26       18.33        17.46             N/A*        5/1/94
------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH
 COMPANIES ...................   (19.20)         -           -            -           18.45
 Russell 2000 Index ..........   ( 3.02)         -           -            -             N/A*        7/1/98
 Russell 3000 Growth Index ...   (22.42)         -           -            -             N/A*
------------------------------------------------------------------------------------------------------------


Investment performance

-----
  34
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                                                    DATE OF
                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS    SINCE INCEPTION  INCEPTION
------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP
 VALUE ........................     17.98        -            -          -             3.52
 Russell 2000 Index ...........     (3.02)       -            -          -             N/A*          7/1/98
 Russell 2000 Value ...........     22.83        -            -          -             N/A*
------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE
 INTERNATIONAL STOCK ..........    (19.04)       -            -          -             2.36          7/1/98
MSCI EAFE Index ...............    (14.17)       -            -          -             N/A*
------------------------------------------------------------------------------------------------------------


(a) Prior to September 6, 1991, the "Bond Fund."

 *  Not Available.



Rates of return as are time weighted and include reinvestment of investment income including interest and dividends. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.


PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.


Investment performance

Appendix I: Condensed
financial information


--------
 A-1
--------------------------------------------------------------------------------


The following table shows the unit values and number of units outstanding, as of the applicable date each Fund was first available under the Certificates and the last business day of the periods shown.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.



--------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------
                                           1991        1992        1993        1994        1995
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE MONEY MARKET
   Unit Value ........................   $ 21.29      $ 21.93     $ 22.48     $ 23.32     $ 24.55
   Number of units outstanding (000's)    1,528        1,301       1,035       1,028         850
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE INTERMEDIATE GOV'T
   SECURITIES
   Unit Value ........................   $ 32.73      $ 34.34     $ 37.77     $ 36.13     $ 40.82
   Number of units outstanding (000's)      177          184         188         166         153
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE HIGH YIELD
   Unit Value ........................   $ 13.84      $ 15.40     $ 18.84     $ 18.18     $ 21.67
   Number of units outstanding (000's)       27           53          78          80          87
--------------------------------------------------------------------------------------------------
  EQ/BALANCED
   Unit Value ........................   $ 47.50      $ 45.92     $ 51.38     $ 47.03     $ 56.07
   Number of units outstanding (000's)      949          827         756         681         617
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE COMMON STOCK
   Unit Value ........................   $ 51.55      $ 52.97     $ 65.89     $ 64.13     $ 84.56
   Number of units outstanding (000's)      790          736         715         694         673
--------------------------------------------------------------------------------------------------
  EQ/AGGRESSIVE STOCK
   Unit Value ........................   $ 23.43      $ 22.54     $ 26.14     $ 24.95     $ 32.67
   Number of units outstanding (000's)      125          156         125         141         190
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GLOBAL
   Unit Value ........................   $ 14.20      $ 14.01     $ 18.40     $ 19.25     $ 22.76
   Number of units outstanding (000's)       42           55         153         195         201
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GROWTH & INCOME
   Unit Value ........................        -            -           -      $  9.92     $ 12.21
   Number of units outstanding (000's)        -            -           -         105         134
--------------------------------------------------------------------------------------------------
  ALLIANCE CONSERVATIVE INVESTORS
   Unit Value ........................        -            -           -      $  9.92     $ 11.79
   Number of units outstanding (000's)        -            -           -          50          75
--------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GROWTH INVESTORS
   Unit Value ........................        -            -           -      $  9.79     $ 12.23
   Number of units outstanding (000's)        -            -           -          37          93
--------------------------------------------------------------------------------------------------
  EQ/MFS EMERGING GROWTH COMPANIES
   Unit Value ........................        -            -           -           -           -
   Number of units outstanding (000's)        -            -           -           -           -
--------------------------------------------------------------------------------------------------
  EQ/EQUITY 500 INDEX
   Unit Value ........................        -            -           -           -           -
   Number of units outstanding (000's)        -            -           -           -           -
--------------------------------------------------------------------------------------------------
  EQ/LAZARD SMALL CAP VALUE
   Unit Value ........................        -            -           -           -           -
   Number of units outstanding (000's)        -            -           -           -           -
--------------------------------------------------------------------------------------------------
  EQ/T. ROWE PRICE INTERNATIONAL
    STOCK
   Unit Value ........................        -            -           -           -           -
   Number of units outstanding (000's)        -            -           -           -           -
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------  INCEPTION
                                           1996        1997        1998        1999        2000        DATE
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE MONEY MARKET                                                                            2/5/82
   Unit Value ........................   $  25.77    $  27.05    $  28.38    $  29.68    $  31.41
   Number of units outstanding (000's)       804         736         708         863         777
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE INTERMEDIATE GOV'T
   SECURITIES                                                                                         2/5/82
   Unit Value ........................   $  42.20    $  45.11    $  48.43    $  48.32    $  52.69
   Number of units outstanding (000's)       130         116         133         105          87
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE HIGH YIELD                                                                              6/2/87
   Unit Value ........................   $  26.45    $  31.16    $  29.39    $  28.17    $  25.20
   Number of units outstanding (000's)       107         136         111          51          48
--------------------------------------------------------------------------------------------------------------
  EQ/BALANCED                                                                                         2/5/82
   Unit Value ........................   $  62.36    $  71.42    $  84.01    $  98.61    $  97.08
   Number of units outstanding (000's)       559         523         492         471         435
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE COMMON STOCK                                                                            6/1/87
   Unit Value ........................   $ 104.68    $ 134.77    $ 173.65    $ 216.64    $ 185.51
   Number of units outstanding (000's)       692         678         666         637         590
--------------------------------------------------------------------------------------------------------------
  EQ/AGGRESSIVE STOCK                                                                                 6/2/87
   Unit Value ........................   $  39.73    $  43.83    $  43.73    $  51.79    $  44.83
   Number of units outstanding (000's)       187         201         199         141         145
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GLOBAL                                                                                  6/2/87
   Unit Value ........................   $  25.95    $  28.80    $  34.89    $  48.12    $  38.99
   Number of units outstanding (000's)       214         206         196         187         189
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GROWTH & INCOME                                                                         5/1/94
   Unit Value ........................   $  14.55    $  18.35    $  22.06    $  26.06    $  28.23
   Number of units outstanding (000's)       231         324         344         346         358
--------------------------------------------------------------------------------------------------------------
  ALLIANCE CONSERVATIVE INVESTORS                                                                     5/1/94
   Unit Value ........................   $  12.25    $  13.71    $  15.49    $  16.94    $  17.38
   Number of units outstanding (000's)        71          67         145         125         116
--------------------------------------------------------------------------------------------------------------
  EQ/ALLIANCE GROWTH INVESTORS                                                                        5/1/94
   Unit Value ........................   $  13.64    $  15.80    $  18.69    $  23.52    $  21.80
   Number of units outstanding (000's)       105         126         133         137         153
--------------------------------------------------------------------------------------------------------------
  EQ/MFS EMERGING GROWTH COMPANIES                                                                    7/1/98
   Unit Value ........................         -           -     $  11.76    $  20.33    $  16.43
   Number of units outstanding (000's)         -           -           4          56         211
--------------------------------------------------------------------------------------------------------------
  EQ/EQUITY 500 INDEX                                                                                 7/1/98
   Unit Value ........................         -           -     $  11.31    $  13.55    $   8.80
   Number of units outstanding (000's)         -           -          52         147         235
--------------------------------------------------------------------------------------------------------------
  EQ/LAZARD SMALL CAP VALUE                                                                           7/1/98
   Unit Value ........................         -           -     $   8.94    $   9.05    $  10.68
   Number of units outstanding (000's)         -           -           7          14          14
--------------------------------------------------------------------------------------------------------------
  EQ/T. ROWE PRICE INTERNATIONAL
    STOCK                                                                                             7/1/98
   Unit Value ........................         -           -     $  10.05    $  13.19    $  10.68
   Number of units outstanding (000's)         -           -           4          31          41
--------------------------------------------------------------------------------------------------------------


Appendix I: Condensed financial information

--------------------------------------------------------------------------------

 HOW TO REACH US


 You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


 o FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
 Equitable 300+ Series
 P.O. Box 13871
 Newark, New Jersey 07188-0014

 o FOR ALL OTHER COMMUNICATIONS (E.G.,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
 Equitable 300+ Series
 P.O. Box 2468 G.P.O.
 New York, New York 10016


 TOLL-FREE TELEPHONE SERVICE: You may also use our AIM System to reach us toll-free at 1-800-248-2138 or 1-800-248-2138-0 from France, Italy, Republic of Korea, Switzerland, and United Kingdom for a recording of:


   o Daily unit values for the Funds.

   o Guaranteed rates applicable to the GRAs.

   o Performance results for each Fund.

 You may also use our toll-free number to change allocation instructions, make telephone transfers among the investment options, or, during our regular business hours, to speak with one of our customer service representatives.

 We have established procedures to reasonably confirm that the instructions communicated by telephone are genuine. For example, we will require certain personal identification information before we act on telephone instructions and we will provide written confirmation of your transfers. We will not be liable for following telephone instructions we reasonably believe to be genuine.


 You should send all contributions, notices, and requests to our Processing Office at the address above.


 SIGNATURES:

 The proper person to sign forms, notices and requests would normally be the certificate owner. If there are joint owners both must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.



























 NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

Statement of Additional
Information


----------------
 S-1
--------------------------------------------------------------------------------

     TABLE OF CONTENTS


                                                       PAGE
 Tax Information ..................................   SAI-2
 The Guaranteed Rate Accounts .....................   SAI-22
 How We Determine Unit Values .....................   SAI-26
 Alliance Money Market Yield Information ..........   SAI-26
 Financial Statements .............................   SAI-27



 PLEASE SEND ME A FREE COPY OF THE STATEMENT OF
 ADDITIONAL INFORMATION.

 Equitable 300+ Series
 Box 2468 G.P.O.
 New York, New York 10116
 ATTN: SAI Request for Separate Account
       No. 301


 --------------------------------------------------------
 Name


 --------------------------------------------------------
 Address


 --------------------------------------------------------
 City                  State                        Zip



Statement of Additional Information

--------------------------------------------------------------------------------
                           THE EQUITABLE 300+ SERIES

                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

MAY 1, 2001


                  CERTIFICATES UNDER GROUP ANNUITY CONTRACTS

                     THE EQUITABLE LIFE ASSURANCE SOCIETY
                             OF THE UNITED STATES

                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104

--------------------------------------------------------------------------------

This SAI is not a prospectus. It should be read in conjunction with the related Equitable 300+ Series Prospectus, dated May 1, 2001. That prospectus provides detailed information concerning the Certificates and the Funds, as well as the Guaranteed Rate Accounts ("GRAs"), that fund the Certificates. Each Fund is a subaccount of Equitable Life's Separate Account No. 301. The GRAs are part of Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing to the Processing Office (Post Office Box 2468, G.P.O. New York, NY 10116), or by calling 1-800-248-2138 toll-free in the US, or 1-800-248-2138-0 from France, Israel, Italy, Republic of Korea, Switzerland, United Kingdom.


                               TABLE OF CONTENTS


                                                                PAGE
                                                               -------
   Tax Information ..........................................  SAI-2
   The Guaranteed Rate Accounts .............................  SAI-22
   How We Determine Unit Values .............................  SAI-26
   EQ/Alliance Money Market Fund Yield Information ..........  SAI-26
   Underwriter ..............................................  SAI-27
   Financial Statements .....................................  SAI-27





----------

Copyright 2001 The Equitable Life Assurance Society of the United States, New York, New York 10104.
All rights reserved.

--------------------------------------------------------------------------------

TAX INFORMATION

This section of the SAI discusses the current federal income tax rules that generally apply to the retirement programs described in the prospectus. The tax rules can differ, depending on the type of program, whether Regular IRA, Roth IRA, TSA, SEP IRA, or SIMPLE IRA. Therefore, we discuss the tax aspects of each type of Certificate separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service interpretations of the Internal Revenue Code. Certain retirement plans may also be subject to The Employee Retirement Income Security Act of 1974, as amended ("ERISA"), which The Department of Labor ("DOL") administers. These rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect Certificates purchased before the change.

We cannot provide detailed information on all tax aspects of the Certificates. Moreover, the tax aspects that apply to a particular participant's Certificate may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the Certificates, rights under the Certificates, or payments under the Certificates may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before you purchase a Certificate.


TAX SHELTERED ANNUITY ARRANGEMENTS (TSAS)

An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to an annuity contract purchased for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the annuity contract until he/she takes distributions.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

Annual Contributions to TSAs

Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits.)

Commonly, some or all of the contributions to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. To determine the permissible annual contribution to the participant's TSA, a participant generally must calculate tentative annual contributions under several formulas.

Generally, this contribution limit is the lowest of the following:

     o the annual "maximum exclusion allowance" for the employee in Section 403(b)(2) of the Code,

     o the annual limit under Section 415 of the Code on employer contributions to defined contribution plans and

     o the annual limit on all elective deferrals.

If contributions to a TSA exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.


                                     SAI-2

--------------------------------------------------------------------------------

The annual maximum exclusion allowance for the employee under Section 403(b)(2) of the Code is 20% of includable compensation times years of service minus previous contributions to all qualified plans, 403(b) plans and Section 457 plans the participant participates with this employer.


The annual limit under Section 415 of the Code on employer contributions to defined contribution plans is the lesser of $35,000 or 25% of compensation, disregarding compensation over $170,000 in 2001. These compensation limits may be further adjusted for cost of living changes in future years.

In 2001, the annual limit on all salary reduction or elective deferral contributions for an employee under all plans of any employer is generally $10,500. Note, however, that the maximum salary reduction contribution by an employee who participates in both a TSA arrangement and a Section 457 plan is the lower maximum allowed under Section 457 of the Code. In 2001, this maximum is $8,500.


Any excess deferral contributions not withdrawn by April 15 after the year of the deferral may cause the contract to fail TSA rules.

Special provisions may allow "catch-up" contributions to compensate for smaller contributions in prior years.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS TO TSAS

You may make rollover contributions to your TSA Certificate from TSAs under
Section 403(b) of the Code (including custodial accounts under Section 403(b)(7) of the Code). See "Tax Deferred Rollovers and Transfers" below for a description of rollovers. With appropriate written documentation, we will accept rollover contributions from "conduit IRAs" for TSA funds. See "Regular Individual Retirement Annuities" below for a description of "Conduit IRAs."

We will also accept direct transfer of TSA funds under Revenue Ruling 90-24 if:


     o you provide us with acceptable documentation as to the source of funds, and

     o the Certificate that receives the funds has provisions at least as restrictive as the source Certificate.


DISTRIBUTIONS FROM TSAS


  WITHDRAWAL LIMITATIONS

You may not be able to withdraw or take payments from all or part of your TSA until you:

     o attain age 59 1/2,

     o die,

     o are disabled (special Federal income tax definition),

     o separate from service with the employer who provided the TSA funds, or

     o suffer a financial hardship. (Hardship withdrawals are limited to the amount of your salary reduction contributions, without earnings.)

These restrictions apply to salary reduction (elective deferral) contributions and earnings on those contributions.

These restrictions do not apply to the value of your TSA Certificate as of December 31, 1988 attributable to salary reduction contributions and earnings. If you directly transfer any amounts to this Certificate you must properly notify us in writing at our Processing Office of your December 31, 1988 account balance. Otherwise, we will view all amounts transferred as subject to restrictions.


TAX TREATMENTS OF DISTRIBUTIONS FROM TSAS

Amounts held under TSAs are generally not subject to Federal income tax until benefits are distributed.


                                     SAI-3

--------------------------------------------------------------------------------

Distributions include withdrawals and annuity payments from your TSA. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includible as ordinary income. If you have made after-tax contributions you will have a tax basis in your Certificate which will be recovered tax-free. You may have a tax basis in the Certificate if the employer made contributions that were included in your gross income in the year of the employer's contribution, for example.

The amount of any partial distribution from a TSA before the annuity starting date is generally taxable as ordinary income to you except to the extent the distribution is a withdrawal of your basis. Distributions are generally pro rata withdrawals of tax basis and earnings on that tax basis.

If you elect an annuity distribution, the nontaxable portion of each payment is
(1) your tax basis in the contract divided by (2) an expected return determined under IRS tables. The balance of each payment is taxable. The entire amount of the payments you receive after you recover your tax basis is taxable. If you die before recovering your tax basis and the annuity has a refund feature, the beneficiary of the refund may recover the remaining tax basis as payments are made. If you (and your beneficiary under a joint and survivor annuity) die before recovering the entire basis of the annuity, a deduction is allowed on your (or your beneficiary's) final tax return.


EARLY DISTRIBUTION PENALTY TAX

Distributions from a TSA will be subject to an additional 10% penalty tax, unless the distribution occurs on or after you:

     o die,

     o are disabled (special Federal income tax definition),

     o reach age 59 1/2,

     o separate from service and elect a payout over your life or life expectancy (or joint and survivor lives or life expectancies of you and your beneficiary),

     o separate from service after age 55 (any form of payout), or

     o use the distribution to pay certain extraordinary medical expenses (special Federal income tax definition).


TAX DEFERRED ROLLOVERS AND TRANSFERS

You may roll over an "eligible rollover distribution" into another eligible retirement plan, either as a direct rollover or as a rollover you do yourself within 60 days after you receive the distribution. To the extent that a distribution is rolled over, it remains tax deferred.

A distribution from a TSA may be rolled over to another TSA that will accept rollover contributions, or to a Regular IRA. Death benefits received by a spousal beneficiary may be rolled over only to a Regular IRA.

The taxable portion of most distributions will be eligible for rollover. However, Federal income tax rules exclude certain distributions from rollover treatment, including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals, and (3) any required minimum distributions. We discuss eligible rollover distributions in greater detail under "Federal and State Income Tax Withholding and Information Reporting," below, including rules requiring 20% income tax withholding on certain distributions from TSAs.

Amounts held under TSAs may be directly transferred (under Revenue Ruling 90-24) to another TSA issuer in a tax-free transaction, if the successor TSA contains the same or greater restrictions as the original TSA.


                                     SAI-4

--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTIONS

The Required Minimum Distribution rules discussed below under "Traditional Individual Retirement Annuities (Regular IRAs)--Required Minimum Distributions" apply to TSAs, with this difference:

When you have to take the first required minimum distribution:

The minimum distribution rules force TSA participants to start computing and taking annual distributions from their TSAs by a required date. When minimum distributions must begin depends on, among other things, your age and retirement status. Generally, you must take the first required minimum distribution with respect to the calendar year in which you turn age 70 1/2. You may be entitled to delay commencement of required minimum distributions for all or part of your account balance until after age 70 1/2. These exceptions apply to the following individuals:

    o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70 1/2, the Required Beginning Date for minimum distributions is extended to April 1 following the calendar year of retirement.

    o TSA plan participants may also delay commencement to age 75 of the portion of their account balance attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2.


IRAS


GENERAL DISCUSSION OF IRAS


"IRA" stands for individual retirement arrangement and the two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are several types of IRAs, as follows:


     o "Regular IRAs," typically funded on a pre-tax basis including Rollover IRAs, SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

     o Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to aggregate IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 (Individual Retirement Arrangements (IRAs)). This Publication is usually updated annually, and can be obtained from any IRS district office or the IRS Website (www.irs.gov).

The Equitable 300+ Series IRAs are designed to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This SAI and the prospectus contain the information that the Internal Revenue Service ("IRS") requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. We do not discuss Education IRAs in this SAI because they are not available in individual retirement annuity form.

We have received favorable opinion letters from the IRS approving the form of Group Individual Retirement Annuity No. 301-10,001-93 as a Regular IRA. The Roth IRA endorsement is issued pursuant


                                     SAI-5

--------------------------------------------------------------------------------

to an IRS Form and is deemed approved as to form. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable 300+ Series IRAs.


 Cancellation


You can cancel an Equitable 300+ Series IRA Certificate by following the directions under "Your Right to Cancel within a Certain Number of Days" in the prospectus. You can cancel an Equitable 300+ Series Roth IRA certificate issued as a result of a full conversion of an Equitable 300+ Series Regular IRA certificate by following the instructions in the request for full conversion form. The form is available from our Processing Office or your registered representative. If you cancel a Regular IRA or Roth IRA certificate, we may have to withhold tax, and we must report the transaction to the IRS. A Certificate cancellation could have an unfavorable tax impact.


You must also use our form to recharacterize Roth IRA Certificates as Regular IRAs and vice versa.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (REGULAR IRAS)

 Contributions to Regular IRAs

Individuals may make three different types of contributions to a Regular IRA:

     o "regular" contributions out of earned income or compensation;

     o tax-free "rollover" contributions; or

     o direct custodian-to-custodian transfers from other Regular IRAs ("direct transfers").


 Limits on Contributions


Generally, $2,000 is the maximum amount of regular contributions that you may make to all IRAs (including Roth IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Regular IRA. You have to stop making Regular IRA contributions for the tax year in which you reach age 70 1/2 and any tax year after that.


 Special Rules for Spouses

If you are married and file a joint income tax return, you and your spouse may aggregate your compensation to determine the permissible amount of contributions to Regular IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of Regular IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Regular IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's Traditional and Roth IRAs. Each spouse owns his or her Regular IRAs and Roth IRAs even if contributions were funded by the other spouse. A working spouse age 70 1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a Regular IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2.


 Deductibility of Contributions

The amount of Regular IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your W-2 form will indicate whether or not you are covered by such a retirement plan.


                                     SAI-6

--------------------------------------------------------------------------------

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your Regular IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income ("AGI") is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your Regular IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your Regular IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your contribution to your Regular IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $33,000 and $43,000 in 2001. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for Regular IRA contributions phases out with AGI between $53,000 and $63,000 in 2001. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Regular IRA contribution for an individual who is not an active employee (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2001, you determine AGI and subtract $33,000 if you are single, or $53,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for Regular IRA contributions using the following formula:


   ($10,000-Excess AGI)     times     $2,000                Equals     the adjusted
   --------------------     x         (or earned            =          deductible
     divided by                       income, if less)                 contribution
     $10,000                                                           limit



 Nondeductible Regular Contributions

If you are not eligible to deduct part or all of the regular IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your Regular IRA (or the nonworking spouse's Regular IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess Contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, Payments and Transfer of Funds Out of Regular IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a Regular IRA in prior years and are receiving distributions from any Regular IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible regular IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all Regular IRAs are fully distributed.


 When You Can Make Regular Contributions

If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular IRA contributions for a tax year.



                                     SAI-7

--------------------------------------------------------------------------------

 Excess Contributions

Excess contributions to Regular IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to Regular IRAs:

     o "regular" contributions of more than $2,000;

     o "regular" contributions of more than earned income for the year, if that amount is under $2,000;

     o "regular" contributions to a Regular IRA made after you reach age 70 1/2; and

     o rollover contributions of amounts that are not eligible to be rolled over (for example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2).

You can avoid the excise tax by withdrawing an excess contribution (rollover or "regular") before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess "regular" Regular IRA contribution, you cannot take a tax deduction for the amount withdrawn. The excess contribution withdrawn is not includable in income and is not subject to the 10% additional penalty tax on early distributions (discussed below under "Early Distribution Penalty Tax"). You do have to withdraw any earnings attributable to the excess contribution. The withdrawn earnings would be includable in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if (1) the rollover was from a qualified retirement plan to a Regular IRA, (2) the excess contribution was due to incorrect information that the plan provided, and (3) you took no tax deduction for the excess contribution.


ROLLOVERS AND TRANSFERS

You may make rollover contributions to a Regular IRA from these sources:

     o qualified plans;

     o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

     o other Regular IRAs.

You may also recharacterize Roth IRA funds as Regular IRA funds, in accordance with special federal income tax rules, if you use the forms we prescribe.

Any amount contributed to a Regular IRA after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

     o Do it yourself

       You actually receive a distribution that can be rolled over and you roll it over to a Regular IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

     o Direct rollover

       You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your Regular IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

     o only after-tax contributions you made to the plan;

     o "required minimum distributions" after age 70 1/2 or separation from service;


                                     SAI-8

--------------------------------------------------------------------------------

     o a hardship withdrawal;

     o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

     o substantially equal periodic payments made for a specified period of 10 years or more;

     o if you have contributed too much, corrective distributions which fit specified technical tax rules;

     o a loan that is treated as a deemed distribution;

     o a death benefit payment to a beneficiary who is not your surviving spouse; and

     o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


ROLLOVERS FROM REGULAR IRAS TO REGULAR IRAS

You may roll over amounts from one Regular IRA to one or more of your other Regular IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Regular IRA to one or more other Regular IRAs. Also, in some cases, Regular IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF REGULAR IRAS

 No Federal Income Tax Law Restrictions on Withdrawals

You can withdraw any or all of your funds from a Regular IRA at any time. You do not need to wait for a special event like retirement.


 Taxation of Payments

Earnings in Regular IRAs are not taxable until you or your beneficiary receives them. Taxable payments or distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also taxable. Except as discussed below, the amount of any distribution from a Regular IRA is fully taxable as ordinary income.

If you have ever made nondeductible IRA contributions to any Regular IRA (it does not have to be to this particular Regular IRA Certificate), those contributions are recovered tax free when you get distributions from any Regular IRA. You must keep permanent tax records of all of your nondeductible contributions to Regular IRAs. At the end of any year in which you have received a distribution from any Regular IRA, you compute the nontaxable portion of the distribution as follows:

     o divide (1) your total nondeductible Regular IRA contributions (less any amounts previously withdrawn tax free) by (2) the total account balances of all Regular IRAs you own at the end of the year plus all Regular IRA distributions made during the year;

     o multiply this amount by all distributions from the Regular IRA during the year.

In addition, a distribution is not taxable if:

     o the amount received is a withdrawal of excess contributions, as described under "Excess Contributions" above;

     o the entire amount received is rolled over to another Regular IRA (see "Rollovers and Transfers" above); or


                                     SAI-9

--------------------------------------------------------------------------------

     o in certain limited circumstances, where the Regular IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this "conduit" Regular IRA treatment:

       o the source of funds you used to establish the Regular IRA must have been a rollover contribution from a qualified plan, and

       o the entire amount received from the Regular IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

You may lose conduit treatment, if you make an eligible rollover distribution contribution to a Regular IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or
TSA) at a future date.

Distributions from a Regular IRA are not eligible for ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS


The IRS and Treasury have recently proposed revisions to the required minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. Where the rules in this discussion would differ under the revised proposed rules, it is noted.

 Lifetime Required Minimum Distributions


You must start taking annual distributions from your Regular IRAs beginning at age 70 1/2.


 When you have to take the first required minimum distribution


The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year, the delayed one for the first year and the actual one for that year. Once minimum distributions begin, they must be made at some time each year.



 How you can calculate required minimum distributions


There are two approaches to taking required minimum distributions, "account-based" or "annuity-based." If you choose an "account-based" method, you divide the value of your Regular IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. If you choose an account-based method, the required minimum distribution amount will vary each year as the account value and your life expectancy factors change. If you choose an "annuity-based" method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

If you pick an account-based method, you have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life


                                     SAI-10

--------------------------------------------------------------------------------

expectancy by one every year after the initial year. If your spouse is your designated beneficiary for figuring out annual account-based required minimum distributions, you can also annually "recalculate" your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of figuring out annual account-based required minimum distributions, you have to use the "term certain" method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

If you pick an account-based method, you can later apply your Regular IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting a form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.



 Revised proposed rules

Under the revised proposed rules, the IRS has changed the divisor that you use to divide your account balance in calculating your lifetime required minimum distribution amount for an IRA. Instead of the life expectancy tables prescribed in the existing 1987 proposed regulations, the IRS tells you to use the distribution period from the IRS uniform distribution period table for your age. This table is the required minimum distribution incidental benefit (MDIB) divisor table originally prescribed in the existing 1987 proposed regulations. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules.

All IRA owners using an account-based method of calculating lifetime required minimum distributions use this same table; there is no need to choose life expectancy factors or whether to recalculate life expectancy or choose term certain. You also do not have to decide whether to pick a designated beneficiary for the purpose of calculating account-based lifetime required minimum distributions. There is an exception if your sole beneficiary is your spouse who is more than 10 years younger than you are. In that case, you can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of you and your spouse.

If you start taking lifetime required minimum distributions using an account-based method, you can still later apply your Regular IRA funds to an annuity-based payout. If you elect a period certain, it cannot exceed remaining life expectancy.


 Whether you have to pick the same method to calculate your required minimum distributions for all of your Regular IRAs and other retirement plans.


You can choose a different method and a different beneficiary for each of your Regular IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.


 Revised proposed rules

The revised proposed rules retain the distinction between annually calculating a withdrawal amount for an IRA (account-based approach) and applying IRA funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow you to use a beneficiary in annuitization. However, when you choose an account-based approach, unless the younger spouse exception applies, you no longer use a beneficiary to calculate your amount. You can continue to choose a different approach for each of your Regular IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal for another IRA.


 If you take more than you need to for any year.


The correct required minimum distribution amount for your Regular IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum


                                     SAI-11

--------------------------------------------------------------------------------

distribution amounts you take from your qualified plans to the amounts you have to take from your Regular IRAs and vice versa. However, the IRS will let you figure out the account-based required minimum distribution for each Regular IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall Regular IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more Regular IRAs that you own.


 If you take less than you need to for any year.


Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for Regular IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age
70 1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another Regular IRA that you own.



 Required minimum distribution payments after you die.


If you die after either (1) the start of annuity payments, or (2) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the certificate at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the Regular IRA and halt distributions until he or she reaches age 70 1/2.

If you are using the recalculation method for determining life expectancy, the payments to a beneficiary may accelerate after your death.



 Revised proposed rules

The revised proposed rules change how required minimum distribution payments must be made after your death if you die AFTER your Required Beginning Date for lifetime required minimum distribution payments.

They extend the maximum time for determining who the beneficiary is from your Required Beginning Date to December 31st of the calendar year following the year of your death. Under the revised proposed rules, the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Also, for all deaths after the Required Beginning Date, the revised proposed rules permit post-death required minimum distributions to any beneficiary to be spread over a number of years after death.

The changes can be illustrated by this example. For example, under the existing 1987 proposed regulations, if you choose a single life expectancy annually recalculated method of determining your lifetime required minimum distribution amount, you would be considered as having no beneficiary for this purpose, even if you designate your son as your death beneficiary to receive any IRA funds remaining at your death. If you die after your Required Beginning Date, your son would have to take any amounts remaining in your IRA into income in the year after your death.

Under the revised proposed rules, assuming the same facts and assuming that your son does not disclaim his interest or elect to take the funds in a lump sum, post-death distributions to non-spouse individual beneficiaries such as a child are made over the life expectancy of the designated beneficiary. For account-based payments the distribution period is the non-spouse beneficiary's life expectancy determined as of the calendar year after your death. For each subsequent year it is reduced by one (the term certain method).

Notwithstanding these rules, please note that the 300+ Series Certificate does not currently permit a contingent annuitant (which would have the Certificate remain in force after the original Participant's death).



                                     SAI-12

--------------------------------------------------------------------------------

If your spouse is your sole beneficiary, and you die after your Required Beginning Date, the distribution period during your spouse's life is your spouse's single life expectancy. For years after your spouse dies, the distribution period for any amounts remaining in your IRA to the death beneficiary your spouse designates is your spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If your death beneficiary is not an individual (for example, your estate), and you die after your Required Beginning Date, your beneficiary calculates post-death required minimum distribution amounts based on your life expectancy in the year of your death. For each subsequent year your life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an individual retirement annuity contract/certificate in force. If your beneficiary is not an individual, we must distribute amounts remaining in the individual retirement annuity at your death.)


If you die before your Required Beginning Date and before annuity payments begin, federal tax rules require complete distribution of your entire value in the Certificate within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (1) delay starting any payments until you would have attained 70 1/2 or
(2) roll over your Regular IRA into his or her own Regular IRA.



 Revised proposed rules

The revised proposed rules change how required minimum distribution payments must be made after your death if you die BEFORE your Required Beginning Date for lifetime required minimum distribution payments.

In many respects they are the same as discussed above for deaths after the Required Beginning Date. They extend the maximum time for determining who or what the beneficiary is from the date of your death to December 31st of the calendar year following the year of your death. Therefore, one or more of the death beneficiaries you designate can disclaim their interests or cash out their interest, permitting flexibility in post-death planning. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. If your beneficiary is an individual, post-death distributions are determined the same way, whether you die before or after your Required Beginning Date. For account-based payments the distribution period is the beneficiary's life expectancy determined as of the calendar year after your death. For each subsequent year, life expectancy is reduced by one (the term certain method).

However, if you die before your Required Beginning Date your beneficiary can elect instead to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following your death, the entire account must be distributed by the end of the fifth year following the year of the your death. No distribution is required for a year before that fifth year.

If you die before your Required Beginning Date and your spouse is your sole beneficiary, as under the existing rules, your spouse can delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2, or roll over your Regular IRA into his or her own IRA.

If your death beneficiary is not an individual (for example, your estate), and you die before your Required Beginning Date the 5-year rule discussed above continues to apply. (Please note that we need an individual annuitant to keep an individual retirement annuity contract/certificate in force. If your beneficiary is not an individual, we must distribute amounts remaining in the individual retirement annuity at your death.)


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Regular IRA death benefits are taxed the same as Regular IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a Regular IRA. You cannot use a Regular IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include in


                                     SAI-13

--------------------------------------------------------------------------------

federal gross income for that year an amount equal to the fair market value of the Regular IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously recovered. Also, the early distribution penalty tax of 10% may apply if you have not reached age
59 1/2 before the first day of that tax year.



EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a Regular IRA made before you reach age 59 1/2. The extra penalty tax does not apply if the distribution is covered by an exception. For example, no penalty tax applies to pre-age 59 1/2 distributions made:


     o on or after your death;

     o because you are disabled (special federal income tax definition);

     o used to pay certain extraordinary medical expenses (special federal income tax definition);

     o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition);

     o used to pay certain first-time home buyer expenses (special federal income tax definition);

     o used to pay certain higher education expenses (special federal income tax definition); or

     o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to Regular IRAs, we will refer you to the same topic under "Regular IRAs."

The Equitable 300+ Series Roth IRA Certificate is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.



CONTRIBUTIONS TO ROTH IRAS


Individuals may make four different types of contributions to a Roth IRA:

     o "regular" after-tax contributions out of earnings;

     o taxable "rollover" contributions from Regular IRAs ("conversion" contributions);

     o tax-free rollover contributions from other Roth IRAs; or

     o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").



REGULAR CONTRIBUTIONS TO ROTH IRAS


 Limits on regular Contributions:

Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to Regular IRAs and vice versa. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and Regular IRAs. See the discussion above under Regular IRAs.


                                     SAI-14

--------------------------------------------------------------------------------

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have earnings. But, you cannot make contributions for any year that:


    o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or;

    o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.


However, you can make regular Roth IRA contributions in reduced amounts when:


    o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or,

    o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.



 When you can make Contributions

Same as Regular IRAs.


 Deductibility of Contributions

Roth IRA contributions are not tax-deductible.


ROLLOVERS AND DIRECT TRANSFERS

You may make rollover contributions to a Roth IRA from only two sources:

     o another Roth IRA ("tax-free rollover contribution"); or


     o another Regular IRA, including a SEP-IRA or SIMPLE-IRA assuming you are not within the two-year rollover limitation period for SIMPLE IRA funds, in a taxable "conversion" rollover ("conversion contribution").


You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a tax-sheltered arrangement under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or constructively receive them in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, Regular IRA to Roth
IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses because of a court-ordered divorce or separation decree.


                                     SAI-15

--------------------------------------------------------------------------------

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Regular IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are deemed to receive) the Regular IRA proceeds. Unlike a rollover from a Regular IRA to another Regular IRA, the conversion rollover transaction is not tax exempt. Instead, the distribution from the Regular IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular contributions to any Regular IRA--whether or not it is the Regular IRA you are converting--a pro rata portion of the distribution is tax exempt.)

There is, however, no early distribution penalty tax on the Regular IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income exceeds $100,000. (For this purpose, you compute your modified adjusted gross income without the gross income stemming from the Regular IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your Regular IRA are subject to the annual required minimum distribution rule applicable to Regular IRAs beginning at age 70 1/2.


You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).



                                     SAI-16

--------------------------------------------------------------------------------

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

You can withdraw any or all of your funds from a Roth IRA at any time without restriction. You do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

     o rollovers from a Roth IRA to another Roth IRA;

     o direct transfers from a Roth IRA to another Roth IRA;

     o qualified distributions from Roth IRAs; and

     o return of excess contributions or amounts recharacterized to a Regular
IRA.



 Qualified Distributions from Roth IRAs

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


     o you reach age 59 1/2;

     o you die;

     o you become disabled (special federal income tax definition); or

     o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your Traditional and Roth IRAs).


You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution from a Roth IRA before 2003 because of the five year aging requirement.


 Nonqualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the



                                     SAI-17

--------------------------------------------------------------------------------

      (b)  Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain--with any custodian or issuer--are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made in 2002, the conversion contribution is treated as contributed prior to other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like Regular IRAs, taxable distributions from a Roth IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.



REQUIRED MINIMUM DISTRIBUTIONS AFTER YOUR DEATH


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as Regular IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS


You cannot get loans from a Roth IRA. You cannot use a Roth IRA as collateral for a loan or other obligation. If you borrow against your Roth IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include in federal gross income for that year an amount equal to the fair market value of the Roth IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously recovered. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.



                                     SAI-18

--------------------------------------------------------------------------------

EXCESS CONTRIBUTIONS

Excess contributions to Roth IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to Roth IRAs:

     o "regular" contributions of more than $2,000;

     o "regular" contributions of more than earned income for the year, if that amount is under $2,000; and


     o rollover contributions of amounts that are not eligible to be rolled over (for example, conversion rollovers from a Regular IRA for individuals with modified adjusted gross income in excess of $100,000 in the conversion year.)


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a Roth IRA made before you reach age 59 1/2. The extra penalty tax does not apply if the distribution is covered by an exception. For example, no penalty tax applies to pre-age 59 1/2 distributions made:


     o on or after your death;

     o because you are disabled (special federal income tax definition);

     o used to pay certain extraordinary medical expenses (special federal income tax definition);

     o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition);

     o used to pay certain first-time home buyer expenses (special federal income tax definition);

     o used to pay certain higher education expenses (special federal income tax definition); or

     o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


IRAS UNDER SIMPLIFIED EMPLOYEE PENSION PLANS (SEP)

When an employer establishes a SEP for its employees, it can contribute to a Regular IRA certificate for each eligible employee. The employee may also contribute to that SEP certificate. A SEP IRA Certificate is a form of Regular IRA Certificate, owned by the employee-participant and most of the rules applicable to Regular IRAs discussed above apply. A major difference is the amount of permissible contributions.


Under 2001 statutory limits, an employer can annually contribute an amount for an employee up to the lesser of $25,500 or 15% of the employee's compensation, which is determined without the employer's contribution to the SEP. The $25,500 maximum may be further adjusted for cost of living changes in future years. These limits may be reduced by contributions the employer makes to other qualified plans. The employer must contribute for each employee who has reached age 21 and has worked for the employer during at least three of the preceding five years. The employer does not have to contribute for employees who (1) earn less than $450 in 2001, (2) are covered by a collective bargaining agreement or
(3) are non-resident aliens who receive no earned income from sources within the United States.


Employers make their contributions under a written program that provides for
(1) withdrawals, (2) contributions under an allocation formula, and (3) contributions that bear a uniform relationship to


                                     SAI-19

--------------------------------------------------------------------------------

actual compensation, not greater than $170,000 in 2001. Contributions cannot discriminate in favor of highly compensated employees. An employer may integrate contributions to the SEP with Social Security. Call our toll-free number for assistance.


SIMPLE IRAS


An eligible employer may establish a "SIMPLE" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). A SIMPLE IRA is a form of Regular IRA owned by the employee. Generally, the rules applicable to Regular IRAs, discussed above, apply. There are differences in the amount and type of permissible contributions. Also, employees who have not participated in the employer's SIMPLE IRA plan for at least two full years may be subject to an increased penalty tax on withdrawals of SIMPLE IRA funds.

The employer cannot maintain any other qualified plan, SEP or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain EDC plans under Section 457 of the Code.)


An employer establishing a SIMPLE plan should consult its tax advisor concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" varies depending on whether it appears in the context of employer eligibility, employee participation, and employee or employer contributions.

Participation must be open to all employees who (1) received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and (2) are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only permitted contributions to a SIMPLE IRA are (1) contributions under a salary reduction agreement entered into between the employer and the participating employee and (2) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not Regular IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $6,500 in 2001. This limit may further be adjusted for cost of living changes in future years.


The employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation or a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the SIMPLE IRA model amendment, to avoid non-discrimination tests.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is an active participant in an employer plan and thus may not be able to deduct all or a portion of regular contributions to his/her own IRA.

As with Regular IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See "ERISA Matters" below. The same 10% penalty on taxable early withdrawals that applies to Regular IRAs applies to SIMPLE IRAs, subject to the same exceptions for death, disability and attainment of age 59 1/2. For employees who have not participated in the employer's SIMPLE IRA for two full years, that penalty is 25%.

Amounts withdrawn from a SIMPLE IRA can be rolled over to another SIMPLE IRA, to a Regular IRA or a Roth IRA (if under the conversion rollover rules discussed above). No rollovers from a SIMPLE IRA to any other type of IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. For such employees, any amounts withdrawn from a SIMPLE IRA are taxable and subject to a 25% additional tax penalty with the exceptions noted in the preceding paragraph.


                                     SAI-20

--------------------------------------------------------------------------------

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our Processing Office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

     o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

     o We are generally required to withhold on conversion rollovers of Regular IRAs to Roth IRAs, as the deemed withdrawal from the Regular IRA is taxable.

     o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

     Certain states have indicated that state income tax withholding will also apply to payments from the Certificates made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, we will consider an election out of federal withholding to be an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that we withhold tax. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


For a non-periodic distribution (total surrender or partial withdrawal), we withhold generally at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified Certificates, and to the payment amount in the case of Regular IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income).


You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a TSA. If a non-periodic distribution from a TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.


                                     SAI-21

--------------------------------------------------------------------------------

MANDATORY WITHHOLDING FROM TSAS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another TSA or a Regular IRA. All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

     o any after-tax contributions you made to the plan;

     o any distributions that are "required minimum distributions" after age 70 1/2 or separation from service;

     o hardship withdrawals;

     o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary;

     o substantially equal periodic payments made for a specified period of 10 years or more;

     o if you have contributed too much, corrective distributions which fit specified technical tax rules;

     o a death benefit payment to a beneficiary who is not your surviving spouse; and

     o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to a mandatory 20% withholding.

ERISA MATTERS

Certain TSAs and SIMPLE IRAs may be subject to some or all rules applicable to ERISA plans. For TSAs subject to ERISA (but not SIMPLE IRAs), you need spousal consent to make a withdrawal or other distribution under the Certificate. In addition, unless you and your spouse elect otherwise, the retirement benefits payable under the plan or arrangement must be in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for your life, with a survivor annuity for the life of your spouse. The amount payable to your spouse must be at least one-half of the amount payable to you during your lifetime. In addition, your beneficiary must be your spouse, unless your spouse consents in writing to the designation of a different beneficiary.

Section 404(c) of ERISA and the related DOL regulation excuses a plan fiduciary from liability for investment losses due to your investment decisions. Thus, in situations to which Section 404(c) and the related DOL regulation apply, you can make and you are responsible for the results of your own investment decisions. Section 404(c) plans must provide, among other things that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the
Section 404(c) regulation is completely voluntary by the plan sponsor. The Equitable 300+ Series TSA and SIMPLE IRA programs provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life will not be responsible if a plan fails to meet the requirements of Section 404(c).

IMPACT OF TAXES TO EQUITABLE

The Certificates provide that we may charge Separate Account No. 301 for taxes. We do not now, but may in the future set up reserves for such taxes.

THE GUARANTEED RATE ACCOUNTS

Contributions to a Guaranteed Rate Account, or GRA, become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations.


                                     SAI-22

--------------------------------------------------------------------------------

THE GUARANTEES

We credit contributions to a GRA with interest at a fixed rate for each guarantee period. We guarantee the amount of the contribution (before deduction of any applicable participant service charge). The effective annual guaranteed interest rate will always be at least 3%.

Currently, we offer GRAs with new one-year and three-year guarantee periods each calendar quarter. We express the fixed interest rate as an effective annual interest rate, and apply it to contributions made throughout the calendar quarter, or "open period," for each guarantee period. We may close a guarantee period offered during an open period. In that case, we may offer a new guaranteed rate for the same guarantee period for the remainder of the open period.

We reserve the right to close a guarantee period being offered at any time based on market conditions. Subsequent interest rate changes will not affect contributions made during the open period. All guarantee periods of the same duration that are opened during an open period mature on the same day. After the last day of the open period we will apply no further contributions to those guarantee periods. In accordance with instructions, we will allocate contributions to guarantee periods during the next open period at the new interest rates for that subsequent open period. You may obtain the new guaranteed rates by calling us at the number listed on the front of this SAI.


CONTRIBUTIONS

We credit contributions to a GRA until maturity of a guarantee period with the interest rate in effect on the date of receipt. We express the rate as an effective annual rate, reflecting daily compounding and the deduction of the participant service charge.

Your written request for a change in the percentage of contributions that you allocate to a GRA guarantee period becomes effective on the date that we receive it. Alternatively, you may make allocation or contribution instructions by telephone through the AIM System.


WITHDRAWALS AND TRANSFERS

Amounts in the GRAs will be withdrawn or transferred on a last-in, first-out basis, unless you specify otherwise. All other amounts withdrawn or transferred will be subject to a withdrawal charge as discussed under "Charges and Expenses" in the prospectus. We will deduct the withdrawal charge from (1) the remaining amounts in your guarantee period after we process the withdrawal or transfer payment, or (2) the amount you withdrew or transferred if remaining amounts are insufficient.


EXAMPLE OF WITHDRAWAL CHARGE

You contribute $2,000 GRA on January 1, allocating the contribution to a three-year guarantee period with a guaranteed interest rate of 4%. On December 31, you make a premature withdrawal of $1,000 from that GRA guarantee period. The maximum participant service charge applicable is $30 per year ($7.50 per quarter). We will calculate the withdrawal charge as follows:



                                          PARTICIPANT                   PREMATURE
                                            SERVICE        AMOUNT       WITHDRAWAL     CHECK        ACCOUNT
 DATE       CONTRIBUTION     INTEREST        CHARGE       REQUESTED       CHARGE       AMOUNT       BALANCE
-------    --------------   ----------   -------------   -----------   ------------   --------   -------------
 1/1          $2,000            --             --             --             --          --       $ 2,000.00
 3/31           --           $ 19.71        $ 7.50            --             --          --         2,012.21
 6/30           --             19.83          7.50            --             --          --         2,024.54
 9/30           --             19.95          7.50            --             --          --         2,036.09
 12/31          --             20.07          7.50          $1,000        $ 26.00*     $1,000       1,023.56

----------
* The lesser of (a) 7% ($75.27) of the amount withdrawn (including the amount of the withdrawal charge) or (b) the amount of the Participant's accumulated interest ($26.00) attributable to that same amount.


                                     SAI-23

--------------------------------------------------------------------------------

The example assumes that each quarter contains the same number of days and that each transaction occurs on a Business Day.



CASH VALUE--ACCOUNT BALANCE ILLUSTRATION



The following tables illustrate the account balance (which does not give effect to any withdrawal charge) and the cash value (which gives effect to the withdrawal charge) for contributions allocated to the GRAs.


                                    TABLE I
                       ACCOUNT BALANCES AND CASH VALUES
     (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY ON THE ENROLLMENT DATE)



                      CASH VALUE                    ACCOUNT BALANCE
             -----------------------------   ------------------------------
 ATTAINED          3%              6%              3%              6%
    AGE         MINIMUM       ILLUSTRATED       MINIMUM        ILLUSTRATED
 YEAR END      GUARANTEE          RATE         GUARANTEE          RATE
----------   -------------   -------------   -------------   --------------
     1      $    999.66     $    999.66     $    999.66     $  1,029.33
     2         2,000.00        2,000.00        2,029.32        2,120.42
     3         3,000.00        3,047.59        3,089.86        3,276.98
     4         4,000.00        4,187.72        4,182.22        4,502.93
     5         5,000.00        5,396.26        5,307.36        5,802.44
     6         6,013.60        6,677.32        6,466.24        7,179.91
     7         7,123.70        8,035.23        7,659.89        8,640.04
     8         8,267.10        9,474.63        8,889.35       10,187.77
     9         9,444.80       11,000.38       10,155.70       11,828.37
    10        10,657.83       12,617.68       11,460.03       13,567.40
    11        11,907.25       14,332.03       12,803.50       15,410.78
    12        13,194.16       16,149.23       14,187.27       17,364.76
    13        14,519.67       18,075.46       15,612.55       19,435.98
    14        15,884.95       20,117.27       17,080.59       21,631.47
    15        17,291.19       22,281.58       18,592.68       23,958.69
    16        18,739.61       24,575.75       20,150.12       26,425.54
    17        20,231.49       27,007.58       21,754.29       29,040.40
    18        21,768.12       29,585.31       23,406.58       31,812.16
    19        23,350.85       32,317.70       25,108.44       34,750.22
    20        24,981.07       35,214.04       26,861.36       37,864.56
    21        26,660.19       38,284.17       28,666.87       41,165.77
    22        28,389.68       41,538.50       30,526.54       44,665.05
    23        30,171.06       44,988.08       32,442.00       48,374.28
    24        32,005.88       48,644.65       34,414.92       52,306.07
    25        33,895.74       52,520.60       36,447.04       56,473.77
    26        35,842.30       56,629.12       38,540.11       60,891.52
    27        37,847.26       60,984.14       40,695.98       65,574.34
    28        39,912.37       65,600.47       42,916.52       70,538.14
    29        42,039.43       70,493.77       45,203.68       75,799.76
    30        44,230.30       75,680.68       47,559.46       81,377.07
    31        46,486.89       81,178.79       49,985.91       87,289.03
    32        48,811.19       87,006.80       52,485.15       93,555.70
    33        51,205.21       93,184.49       55,059.37      100,198.37
    34        53,671.06       99,732.83       57,710.81      107,239.61
    35        56,210.88      106,674.08       60,441.80      114,703.31
    36        58,826.89      114,031.80       63,254.72      122,614.84
    37        61,521.38      121,830.99       66,152.03      131,001.06
    38        64,296.71      130,098.12       69,136.25      139,890.45
    39        67,155.30      138,861.29       72,210.00      149,313.21
    40        70,099.65      148,150.24       75,375.97      159,301.34
    41        73,132.33      157,996.54       78,636.91      169,888.75
    42        76,255.99      168,433.61       81,995.68      181,111.41
    43        79,473.35      179,496.90       85,455.22      193,007.42
    44        82,787.24      191,224.00       89,018.54      205,617.20
    45        86,200.55      203,654.71       92,688.76      218,983.56
    46        89,716.25      216,831.28       96,469.09      233,151.91
    47        93,337.43      230,798.43      100,362.83      248,170.35
    48        97,067.24      245,603.61      104,373.38      264,089.91
    49       100,908.94      261,297.11      108,504.24      280,964.63
    50       104,865.90      277,932.21      112,759.03      298,851.84



                                     SAI-24

--------------------------------------------------------------------------------

                                    TABLE II
                       ACCOUNT BALANCES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

                         CASH VALUE                  ACCOUNT BALANCE
                 ---------------------------   ----------------------------
                      3%             6%             3%             6%
   ATTAINED        MINIMUM      ILLUSTRATED      MINIMUM       ILLUSTRATED
 AGE YEAR END     GUARANTEE         RATE        GUARANTEE         RATE
--------------   -----------   -------------   -----------   --------------
       1        $ 999.66      $ 1,000.00      $ 999.66      $ 1,029.33
       2          999.32        1,000.00        999.32        1,060.42
       3          998.96        1,016.84        998.96        1,093.38
       4          998.60        1,049.33        998.60        1,128.31
       5          998.22        1,083.77        998.22        1,165.34
       6          997.83        1,120.27        997.83        1,204.59
       7          997.43        1,158.96        997.43        1,246.20
       8          997.02        1,199.98        997.02        1,290.30
       9          996.60        1,243.46        996.60        1,337.05
      10          996.16        1,289.54        996.16        1,386.60
      11          995.71        1,338.39        995.71        1,439.13
      12          995.25        1,390.17        995.25        1,494.81
      13          994.77        1,445.06        994.77        1,553.83
      14          994.28        1,503.24        994.28        1,616.39
      15          993.77        1,564.92        993.77        1,682.70
      16          993.25        1,630.29        993.25        1,753.00
      17          992.71        1,699.58        992.71        1,827.51
      18          992.16        1,773.04        992.16        1,906.49
      19          991.59        1,850.90        991.59        1,990.21
      20          991.00        1,933.43        991.00        2,078.95
      21          990.39        2,020.91        990.39        2,173.02
      22          989.77        2,113.64        989.77        2,272.73
      23          989.13        2,211.94        989.13        2,378.43
      24          988.47        2,316.13        988.47        2,490.46
      25          987.79        2,426.57        987.79        2,609.22
      26          987.09        2,543.65        987.09        2,735.10
      27          986.36        2,667.74        986.36        2,868.54
      28          985.62        2,799.28        985.62        3,009.98
      29          984.85        2,938.72        984.85        3,159.91
      30          984.06        3,086.52        984.06        3,318.84
      31          983.25        3,243.19        983.25        3,487.30
      32          982.41        3,409.26        982.41        3,665.87
      33          981.55        3,585.29        981.55        3,855.15
      34          980.66        3,771.88        980.66        4,055.79
      35          979.74        3,969.68        979.74        4,268.47
      36          978.80        4,179.34        978.80        4,493.91
      37          977.82        4,401.58        977.82        4,732.88
      38          976.82        4,637.15        976.82        4,986.18
      39          975.79        4,886.85        975.79        5,254.68
      40          974.73        5,151.54        974.73        5,539.29
      41          973.64        5,432.11        973.64        5,840.98
      42          972.51        5,729.52        972.51        6,160.77
      43          971.35        6,044.77        971.35        6,499.75
      44          970.16        6,378.93        970.16        6,859.07
      45          968.93        6,733.15        968.93        7,239.94
      46          967.66        7,108.61        967.66        7,643.67
      47          966.35        7,506.61        966.35        8,071.62
      48          965.01        7,928.48        965.01        8,525.25
      49          963.63        8,375.67        963.63        9,006.10
      50          962.20        8,849.69        962.20        9,515.79




                                     SAI-25

--------------------------------------------------------------------------------

HOW WE DETERMINE UNIT VALUES

Unit values for the Funds are determined at the end of each Business Day.

The unit value of any Fund for any Business Day is equal to the unit value for the preceding business day multiplied by the "net investment factor" for that Fund on that Business Day.

A net investment factor for each Fund is determined every Business Day as follows:

    o First, we take the value of the shares held by the Fund in the corresponding Portfolio of EQ Advisors Trust, at the close of business that day (before giving effect to any amounts allocated to or withdrawn from the Fund for that day). For this purpose, we use the share value reported to us by the Portfolio.

    o Then, we divide this amount by the value of the amounts in the Fund at the close of business on the preceding Business Day (after giving effect to any amounts allocated or withdrawn for that day).

    o Finally, we subtract any daily charge for fees or expenses payable by the Fund.


ILLUSTRATION OF CHANGES IN UNIT VALUES

Generally, if on a particular Business Day investment income and realized and unrealized capital gains exceed realized and unrealized capital losses and any expense charges, the unit value would be greater than the value for the previous period.

For example, assume that at the close of trading on a Monday, the value of a Fund's assets is $2,500,000, and the unit value is $10. If on the next Business Day, Tuesday, the investment income and realized and unrealized capital gains exceed realized and unrealized losses by $7,500, and the daily accrual for expenses charged to the Trust is $50, the unit value for that day would be calculated as follows:



1.  Unit value for Monday ..................................................     $        10
2.  Value of assets at close of business on Monday .........................     $ 2,500,000
3.  Excess of investment income and realized and unrealized capital gains
     over realized and unrealized losses ...................................     $     7,500
4.  Daily accrual for expenses (administration charges and certain expenses
     borne directly by the Funds) charged to the Investment Fund ...........     $        50
5.  Value of assets, less charge for expenses, at close of business day On
    Tuesday, ((2) + (3) - (4)) .............................................     $ 2,507,450
6.  Net investment factor ((5) divided by (2)) .............................         1.00298
7.  Unit value for Tuesday ((1) x (6)) .....................................     $   10.0298

If, on the other hand, the realized and unrealized losses exceeded investment income and realized and unrealized capital gains on that day by $7,500, the unit value for Tuesday would have been $9.9698.


ALLIANCE MONEY MARKET FUND YIELD INFORMATION


The EQ/Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical account balance with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change will be reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the participant service charge, which is not reflected in


                                     SAI-26

--------------------------------------------------------------------------------

the unit value. See "Charges and Expenses--Participant Service Charge" in the prospectus. Unit values reflect all other accrued expenses of the EQ/Alliance Money Market Fund.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period is multiplied return by 365/7 to produce an annualized seven-day current yield figure that we carry to the nearest one-hundredth of one percent.


The actual dollar amount of the participant service charge that we deduct from the EQ/Alliance Money Market Fund will vary for each participant depending upon how the participant allocates the account balance among the investment options. To determine the effect of the participant service charge on the yield, we start with the total dollar amount of the charges deducted from the Fund on the last day of the prior quarter. This amount is multiplied by 7/91.25 to produce an average participant service charge factor which is used in all weekly yield computations for the ensuing quarter. The average administrative charge is then divided by the number of EQ/Alliance Money Market Fund Units as of the end of the prior calendar quarter, and we deduct the resulting quotient from the net change in Unit Value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market Fund's investments, as follows: compounding the unannualized adjusted base period return by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/7 - 1.

The EQ/Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Units of the EQ/Alliance Money Market Fund will fluctuate and not remain constant.

The EQ/Alliance Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. You should not compare EQ/Alliance Money Market Fund yields to the return on fixed rate investments that guarantee rates of interest for specified periods, such as the Guaranteed Rate Accounts or bank deposits. You should not compare the yield to the yield of money market funds made available to the general public. Those yields usually are calculated on the basis of a constant $1 price per share, and those funds pay out earnings in dividends that accrue on a daily basis.

The seven-day current yield for the EQ/Alliance Money Market Fund was 5.49% for the period ended December 31, 2000. The effective yield for that period was 5.64%. Because these yields reflect the deduction of Separate Account No. 301 expenses, including the participant service charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market Portfolio, which reflect only the deduction of Trust-level expenses.


UNDERWRITER

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 301, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 301. Of this amount, AXA Advisors retained $385,314,054.



FINANCIAL STATEMENTS


You should consider the financial statements of Equitable Life included herein only as bearing upon the ability of Equitable Life to meet its obligations under the certificates. The financial statements begin on page F-1.



                                     SAI-27

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contract owners of Separate Account No. 301 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 301 at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     FSA-1

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000






                                   ALLIANCE       ALLIANCE                     ALLIANCE
                                    COMMON      CONSERVATIVE     ALLIANCE      GROWTH &
                                    STOCK         INVESTORS       GLOBAL        INCOME
                               --------------- -------------- ------------- --------------
ASSETS:
Investments in shares of
 the Trust -- at fair
 value (Note 2)
 Cost: $124,937,716 ..........  $109,528,876
          2,072,603 ..........                   $2,020,366
          8,141,957 ..........                                 $7,354,548
          9,970,894 ..........                                               $10,121,918
          3,614,042 ..........
          1,707,057 ..........
          4,617,203 ..........
         24,949,385 ..........
          7,535,622 ..........
         47,512,495 ..........
          2,716,215 ..........
            116,555 ..........
          4,140,748 ..........
            547,776 ..........
Receivable for Trust
 shares sold .................        24,748             --           379            446
Receivable for policy
 related transactions ........            --             --            --             --
                                ------------     ----------    ----------    -----------
Total Assets .................   109,553,624      2,020,366     7,354,927     10,122,364
                                ------------     ----------    ----------    -----------
LIABILITIES:
Payable for Trust shares
 purchased ...................            --             46            --             --
Payable for policy related
 transactions ................       175,029          4,842         1,738         17,462
                                ------------     ----------    ----------    -----------
Total Liabilities ............       175,029          4,888         1,738         17,462
                                ------------     ----------    ----------    -----------
NET ASSETS ...................  $109,378,595     $2,015,478    $7,353,189    $10,104,902
                                ============     ==========    ==========    ===========

                                                              ALLIANCE
                                  ALLIANCE      ALLIANCE    INTERMEDIATE     ALLIANCE         EQ/
                                   GROWTH         HIGH       GOVERNMENT        MONEY      AGGRESSIVE        EQ/        EQ EQUITY
                                 INVESTORS       YIELD       SECURITIES       MARKET         STOCK       BALANCED      500 INDEX
                               ------------- ------------- -------------- -------------- ------------ -------------- -------------
ASSETS:
Investments in shares of
 the Trust -- at fair
 value (Note 2)
 Cost: $124,937,716 ..........
          2,072,603 ..........
          8,141,957 ..........
          9,970,894 ..........
          3,614,042 ..........  $3,343,723
          1,707,057 ..........                $1,226,126
          4,617,203 ..........                               $4,552,008
         24,949,385 ..........                                             $24,416,279
          7,535,622 ..........                                                            $6,491,335
         47,512,495 ..........                                                                         $42,137,902
          2,716,215 ..........                                                                                        $2,436,027
            116,555 ..........
          4,140,748 ..........
            547,776 ..........
Receivable for Trust
 shares sold .................       4,115           127            269             --           626         2,393            73
Receivable for policy
 related transactions ........          --            --         19,020         12,163            --        43,967            --
                                ----------    ----------     ----------    -----------    ----------   -----------    ----------
Total Assets .................   3,347,838     1,226,253      4,571,297     24,428,442     6,491,961    42,184,262     2,436,100
                                ----------    ----------     ----------    -----------    ----------   -----------    ----------
LIABILITIES:
Payable for Trust shares
 purchased ...................          --            --             --         21,001            --            --            --
Payable for policy related
 transactions ................      10,387        17,848             --             --         8,269            --       385,959
                                ----------    ----------     ----------    -----------    ----------   -----------    ----------
Total Liabilities ............      10,387        17,848             --         21,001         8,269            --       385,959
                                ----------    ----------     ----------    -----------    ----------   -----------    ----------
NET ASSETS ...................  $3,337,451    $1,208,405     $4,571,297    $24,407,441    $6,483,692   $42,184,262    $2,050,141
                                ==========    ==========     ==========    ===========    ==========   ===========    ==========



                                                MFS
                                  LAZARD      EMERGING    T. ROWE PRICE
                                SMALL CAP      GROWTH     INTERNATIONAL
                                  VALUE      COMPANIES        STOCK
                               ----------- ------------- --------------
ASSETS:
Investments in shares of
 the Trust -- at fair
 value (Note 2)
 Cost: $124,937,716 ..........
          2,072,603 ..........
          8,141,957 ..........
          9,970,894 ..........
          3,614,042 ..........
          1,707,057 ..........
          4,617,203 ..........
         24,949,385 ..........
          7,535,622 ..........
         47,512,495 ..........
          2,716,215 ..........
            116,555 ..........  $120,332
          4,140,748 ..........              $3,527,161
            547,776 ..........                              $443,946
Receivable for Trust
 shares sold .................        --           152            21
Receivable for policy
 related transactions ........    32,876            --            --
                                --------    ----------      --------
Total Assets .................   153,208     3,527,313       443,967
                                --------    ----------      --------
LIABILITIES:
Payable for Trust shares
 purchased ...................     6,112            --            --
Payable for policy related
 transactions ................        --        54,567         1,656
                                --------    ----------      --------
Total Liabilities ............     6,112        54,567         1,656
                                --------    ----------      --------
NET ASSETS ...................  $147,096    $3,472,746      $442,311
                                ========    ==========      ========



See Notes to Financial Statements.


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000



                                                    ALLIANCE        ALLIANCE
                                                     COMMON       CONSERVATIVE      ALLIANCE
                                                      STOCK         INVESTORS        GLOBAL
                                                ---------------- -------------- ---------------
INCOME AND EXPENSE:
 Investment Income:
  Dividends from The Trust (Note 2) ...........  $     770,029     $   78,039    $     14,517
                                                 -------------     ----------    ------------
 Expenses (Note 3):
  Administrative Fees .........................        314,608          5,091          22,431
  Recordkeeping fees ..........................        129,221          7,561          10,405
  Professional fees ...........................         15,038            880           1,211
  Printing and mailing expenses. ..............         68,237          3,993           5,495
                                                 -------------     ----------    ------------
   Total expenses .............................        527,104         17,525          39,542
 Less: Reimbursement for excess expense
  limitation ..................................             --             --              --
                                                 -------------     ----------    ------------
   Net expenses ...............................        527,104         17,525          39,542
                                                 -------------     ----------    ------------
NET INVESTMENT INCOME (LOSS) ..................        242,925         60,514         (25,025)
                                                 -------------     ----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
 Realized gain (loss) from share
  transactions ................................      6,307,812         25,031         430,934
 Realized gain distribution from The Trust          22,142,860         44,906         816,155
                                                 -------------     ----------    ------------
   Net Realized Gain (Loss) ...................     28,450,672         69,937       1,247,089
                                                 -------------     ----------    ------------
 Change in unrealized appreciation/
  (depreciation) of investments ...............    (47,388,958)       (94,197)     (2,978,938)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ..................................    (18,938,286)       (24,260)     (1,731,849)
                                                 -------------     ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ...................................  $ (18,695,361)    $   36,254    $ (1,756,874)
                                                 =============     ==========    ============

                                                                                             ALLIANCE
                                                   ALLIANCE      ALLIANCE      ALLIANCE    INTERMEDIATE     ALLIANCE
                                                   GROWTH &       GROWTH         HIGH       GOVERNMENT       MONEY
                                                    INCOME      INVESTORS       YIELD       SECURITIES       MARKET
                                                ------------- ------------- ------------- -------------- -------------
INCOME AND EXPENSE:
 Investment Income:
  Dividends from The Trust (Note 2) ...........  $    84,764   $   63,882    $  141,706      $261,166     $1,344,176
                                                 -----------   ----------    ----------      --------     ----------
 Expenses (Note 3):
  Administrative Fees .........................       23,024        8,547         3,026        11,396         60,429
  Recordkeeping fees ..........................       20,699        8,929        16,687         1,082         27,233
  Professional fees ...........................        2,409        1,039         1,942           126          3,169
  Printing and mailing expenses. ..............       10,930        4,715         8,810           571         14,381
                                                 -----------   ----------    ----------      --------     ----------
   Total expenses .............................       57,062       23,230        30,465        13,175        105,212
 Less: Reimbursement for excess expense
  limitation ..................................           --           --            --         6,975             --
                                                 -----------   ----------    ----------      --------     ----------
   Net expenses ...............................       57,062       23,230        30,465         6,200        105,212
                                                 -----------   ----------    ----------      --------     ----------
NET INVESTMENT INCOME (LOSS) ..................       27,702       40,652       111,241       254,966      1,238,964
                                                 -----------   ----------    ----------      --------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
 Realized gain (loss) from share
  transactions ................................      407,017      111,713      (220,912)       (3,135)       482,531
 Realized gain distribution from The Trust           960,011      229,362            --            --          2,716
                                                 -----------   ----------    ----------      --------     ----------
   Net Realized Gain (Loss) ...................    1,367,028      341,075      (220,912)       (3,135)       485,247
                                                 -----------   ----------    ----------      --------     ----------
 Change in unrealized appreciation/
  (depreciation) of investments ...............     (663,372)    (630,806)      (22,769)      137,243       (360,750)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ..................................      703,656     (289,731)     (243,681)      134,108        124,497
                                                 -----------   ----------    ----------      --------     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ...................................  $   731,358   $ (249,079)   $ (132,440)     $389,074     $1,363,461
                                                 ===========   ==========    ==========      ========     ==========

See Notes to Financial Statements


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE PERIOD ENDED DECEMBER 31, 2000



                                                      EQ/
                                                   AGGRESSIVE         EQ/
                                                     STOCK          BALANCED
                                                --------------- ---------------
INCOME AND EXPENSE:
 Investment Income:
  Dividends from The Trust (Note 2) ...........  $     26,601    $   1,415,568
                                                 ------------    -------------
Expenses (Note 3):
  Administrative Fees .........................        17,290          106,064
  Recordkeeping fees ..........................        13,382           10,986
  Professional fees ...........................         1,557            1,279
  Printing and mailing expenses. ..............         7,067            5,801
                                                 ------------    -------------
   Total expenses .............................        39,296          124,130
 Less: Reimbursement for excess expense
  limitation ..................................            --               --
                                                 ------------    -------------
   Net expenses ...............................        39,296          124,130
                                                 ------------    -------------
NET INVESTMENT INCOME (LOSS) ..................       (12,695)       1,291,438
                                                 ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTE 2):
 Realized gain (loss) from share
  transactions ................................       261,952          877,739
 Realized gain distribution from The Trust            490,744        6,928,643
                                                 ------------    -------------
   Net Realized Gain (Loss) ...................       752,696        7,806,382
                                                 ------------    -------------
 Change in unrealized appreciation/
  (depreciation) of investments ...............    (1,786,276)      (9,740,360)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ..................................    (1,033,580)      (1,933,978)
                                                 ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ...................................  $ (1,046,275)   $    (642,540)
                                                 ============    =============



                                                                  LAZARD     MFS EMERGING    T. ROWE PRICE
                                                  EQ/EQUITY*    SMALL CAP       GROWTH       INTERNATIONAL
                                                   500 INDEX      VALUE        COMPANIES         STOCK
                                                -------------- ----------- ---------------- --------------
INCOME AND EXPENSE:
 Investment Income:
  Dividends from The Trust (Note 2) ...........   $   15,163     $ 2,950     $     83,444     $      148
                                                  ----------     -------     ------------     ----------
Expenses (Note 3):
  Administrative Fees .........................           --         444           22,061          2,193
  Recordkeeping fees ..........................           --          --               --             --
  Professional fees ...........................           --          --               --             --
  Printing and mailing expenses. ..............           --          --               --             --
                                                  ----------     -------     ------------     ----------
   Total expenses .............................           --         444           22,061          2,193
 Less: Reimbursement for excess expense
  limitation ..................................           --          --               --             --
                                                  ----------     -------     ------------     ----------
   Net expenses ...............................           --         444           22,061          2,193
                                                  ----------     -------     ------------     ----------
NET INVESTMENT INCOME (LOSS) ..................       15,163       2,506           61,383         (2,045)
                                                  ----------     -------     ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTE 2):
 Realized gain (loss) from share
  transactions ................................       (1,226)     10,351         (722,604)        47,646
 Realized gain distribution from The Trust           100,122          --          151,318         37,259
                                                  ----------     -------     ------------     ----------
   Net Realized Gain (Loss) ...................       98,896      10,351         (571,286)        84,905
                                                  ----------     -------     ------------     ----------
 Change in unrealized appreciation/
  (depreciation) of investments ...............     (280,174)      4,209         (791,858)      (178,575)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ..................................     (181,278)     14,560       (1,363,144)       (93,670)
                                                  ----------     -------     ------------     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ...................................   $ (166,115)    $17,066     $ (1,301,761)    $  (95,715)
                                                  ==========     =======     ============     ==========



----------
*  Commencement of Operations October 6, 2000.


See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301


STATEMENTS OF CHANGE IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,



                                                                                           ALLIANCE
                                                            ALLIANCE                     CONSERVATIVE
                                                          COMMON STOCK                     INVESTORS
                                                -------------------------------- -----------------------------
                                                      2000             1999           2000           1999
                                                ---------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ........................  $     242,925    $    292,589     $   60,514     $   55,061
 Realized gain (loss) on investments ..........     28,450,672      24,139,165         69,937        160,063
 Change in unrealized appreciation/
  (depreciation) of investments ...............    (47,388,958)      3,636,285        (94,197)       (22,469)
                                                 -------------    ------------     ----------     ----------
 Net increase (decrease) in Net Assets from
  Operations ..................................    (18,695,361)     28,068,039         36,254        192,655
                                                 -------------    ------------     ----------     ----------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ...............................      2,723,142       2,523,603        102,429        125,773
  Transfers from other funds and
   Guaranteed Rate Account ....................      7,498,138       6,468,194        585,649        210,257
                                                 -------------    ------------     ----------     ----------
   Total Contributions ........................     10,221,280       8,991,797        688,078        336,030
                                                 -------------    ------------     ----------     ----------
 Withdrawals and Transfers:
  Withdrawals .................................         (8,114)      6,829,038         (3,977)       268,365
  Transfers to other funds and Guaranteed
   Rate Account ...............................     19,968,668       8,044,345        838,139        387,934
  Participant service charge ..................         19,325          13,952            167            268
                                                 -------------    ------------     ----------     ----------
   Total withdrawals ..........................     19,979,879      14,887,335        834,329        656,567
                                                 -------------    ------------     ----------     ----------
  Net increase (decrease) in net assets
   from Contract Owner transactions ...........     (9,758,599)     (5,895,538)      (146,251)      (320,537)
                                                 -------------    ------------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS .............    (28,453,960)     22,172,501       (109,997)      (127,882)
NET ASSETS -- BEGINNING OF YEAR ...............    137,832,555     115,660,054      2,125,475      2,253,357
                                                 -------------    ------------     ----------     ----------
NET ASSETS -- END OF YEAR (NOTE 1) ............  $ 109,378,595    $137,832,555     $2,015,478     $2,125,475
                                                 =============    ============     ==========     ==========



                                                          ALLIANCE                      ALLIANCE
                                                           GLOBAL                    GROWTH & INCOME
                                                ----------------------------- -----------------------------
                                                      2000           1999           2000           1999
                                                --------------- ------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ........................  $     (25,025)  $  (25,876)    $    27,702    $  (14,951)
 Realized gain (loss) on investments ..........      1,247,089      852,445       1,367,028     1,213,972
 Change in unrealized appreciation/
  (depreciation) of investments ...............     (2,978,938)   1,682,085        (663,372)      158,274
                                                 -------------   ----------     -----------    ----------
 Net increase (decrease) in Net Assets from
  Operations ..................................     (1,756,874)   2,508,654         731,358     1,357,295
                                                 -------------   ----------     -----------    ----------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ...............................        314,148      448,450       1,064,233       731,772
  Transfers from other funds and
   Guaranteed Rate Account ....................      1,682,075      621,242       1,945,533     1,240,616
                                                 -------------   ----------     -----------    ----------
   Total Contributions ........................      1,996,223    1,069,692       3,009,766     1,972,388
                                                 -------------   ----------     -----------    ----------
 Withdrawals and Transfers:
  Withdrawals .................................            906      701,561          (4,932)      991,318
  Transfers to other funds and Guaranteed
   Rate Account ...............................      1,895,805      696,840       2,657,389       931,078
  Participant service charge ..................            742        1,083             854       (12,713)
                                                 -------------   ----------     -----------    ----------
   Total withdrawals ..........................      1,897,453    1,399,484       2,653,311     1,909,683
                                                 -------------   ----------     -----------    ----------
  Net increase (decrease) in net assets
   from Contract Owner transactions ...........         98,770     (329,792)        356,455        62,705
                                                 -------------   ----------     -----------    ----------
INCREASE (DECREASE) IN NET ASSETS .............     (1,658,104)   2,178,862       1,087,813     1,420,000
NET ASSETS -- BEGINNING OF YEAR ...............      9,011,293    6,832,431       9,017,089     7,597,089
                                                 -------------   ----------     -----------    ----------
NET ASSETS -- END OF YEAR (NOTE 1) ............  $   7,353,189   $9,011,293     $10,104,902    $9,017,089
                                                 =============   ==========     ===========    ==========



---------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301


STATEMENTS OF CHANGE IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31,



                                                         ALLIANCE                    ALLIANCE
                                                     GROWTH INVESTORS               HIGH YIELD
                                                -------------------------- -----------------------------
                                                     2000         1999          2000           1999
                                                ------------- ------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ........................  $   40,652    $   28,489   $  111,241    $     152,861
 Realized gain (loss) on investments ..........     341,075       396,829     (220,912)        (389,010)
 Change in unrealized appreciation/
  (depreciation) of investments ...............    (630,806)      233,387      (22,769)         151,455
                                                 ----------    ----------   ----------    -------------
 Net increase (decrease) in Net Assets from
  Operations ..................................    (249,079)      658,705     (132,440)         (84,694)
                                                 ----------    ----------   ----------    -------------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ...............................     364,162       307,240      209,006           89,444
  Transfers from other funds and
   Guaranteed Rate Account ....................     766,359       354,710      195,134           39,034
                                                 ----------    ----------   ----------    -------------
   Total Contributions ........................   1,130,521       661,950      404,140          128,478
                                                 ----------    ----------   ----------    -------------
 Withdrawals and Transfers:
  Withdrawals .................................      (5,102)      340,601           12          700,833
  Transfers to other funds and Guaranteed
   Rate Account ...............................     774,644       234,110      507,360        1,164,079
  Participant service charge ..................         461           227          384              756
                                                 ----------    ----------   ----------    -------------
   Total withdrawals ..........................     770,003       574,938      507,756        1,865,668
                                                 ----------    ----------   ----------    -------------
  Net increase (decrease) in net assets
   from Contract Owner transactions ...........     360,518        87,012     (103,616)      (1,737,190)
                                                 ----------    ----------   ----------    -------------
INCREASE (DECREASE) IN NET ASSETS .............     111,439       745,717     (236,056)      (1,821,884)
NET ASSETS -- BEGINNING OF YEAR ...............   3,226,012     2,480,295    1,444,461        3,266,345
                                                 ----------    ----------   ----------    -------------
NET ASSETS -- END OF YEAR (NOTE 1) ............  $3,337,451    $3,226,012   $1,208,405    $   1,444,461
                                                 ==========    ==========   ==========    =============

                                                          ALLIANCE
                                                        INTERMEDIATE
                                                         GOVERNMENT                      ALLIANCE
                                                         SECURITIES                    MONEY MARKET
                                                ----------------------------- ------------------------------
                                                     2000           1999           2000            1999
                                                ------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ........................  $  254,966    $     249,048   $  1,238,964    $   942,731
 Realized gain (loss) on investments ..........      (3,135)          85,814        485,247        182,138
 Change in unrealized appreciation/
  (depreciation) of investments ...............     137,243         (353,170)      (360,750)      (120,580)
                                                 ----------    -------------   ------------    -----------
 Net increase (decrease) in Net Assets from
  Operations ..................................     389,074          (18,308)     1,363,461      1,004,289
                                                 ----------    -------------   ------------    -----------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ...............................     107,636          167,542      3,238,711      4,363,332
  Transfers from other funds and
   Guaranteed Rate Account ....................   1,126,674          368,264     16,830,366     12,661,215
                                                 ----------    -------------   ------------    -----------
   Total Contributions ........................   1,234,310          535,806     20,069,077     17,024,547
                                                 ----------    -------------   ------------    -----------
 Withdrawals and Transfers:
  Withdrawals .................................        (166)         763,822           (568)     4,039,854
  Transfers to other funds and Guaranteed
   Rate Account ...............................   2,146,455        1,107,590     22,626,649      8,453,357
  Participant service charge ..................         857              264         13,106         17,156
                                                 ----------    -------------   ------------    -----------
   Total withdrawals ..........................   2,147,146        1,871,676     22,639,187     12,510,367
                                                 ----------    -------------   ------------    -----------
  Net increase (decrease) in net assets
   from Contract Owner transactions ...........    (912,836)      (1,335,870)    (2,570,110)     4,514,180
                                                 ----------    -------------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS .............    (523,762)      (1,354,178)    (1,206,649)     5,518,469
NET ASSETS -- BEGINNING OF YEAR ...............   5,095,059        6,449,237     25,614,090     20,095,621
                                                 ----------    -------------   ------------    -----------
NET ASSETS -- END OF YEAR (NOTE 1) ............  $4,571,297    $   5,095,059   $ 24,407,441    $25,614,090
                                                 ==========    =============   ============    ===========



---------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT 301


STATEMENTS OF CHANGE IN NET ASSETS (CONCLUDED)
FOR THE PERIOD ENDED DECEMBER 31,




                                                         EQ/                             EQ/                 EQ EQUITY*
                                                  AGGRESSIVE STOCK                    BALANCED               500 INDEX
                                           ------------------------------- ------------------------------- -------------
                                                 2000            1999            2000            1999           2000
                                           --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ...................  $     (12,695)  $     (13,477)  $  1,291,438    $  1,057,441    $   15,163
 Realized gain (loss) on investments .....        752,696        (308,003)     7,806,382       4,568,623        98,896
 Change in unrealized appreciation/
  (depreciation) of investments ..........     (1,786,276)      1,563,627     (9,740,360)      1,405,187      (280,174)
                                            -------------   -------------   ------------    ------------    ----------
 Net increase (decrease) in Net
  Assets from Operations .................     (1,046,275)      1,242,147       (642,540)      7,031,251      (166,115)
                                            -------------   -------------   ------------    ------------    ----------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ..........................        417,018         462,313        619,704       1,862,075       131,534
  Transfers from other funds and
   Guaranteed Rate Account ...............      3,433,472       3,144,133      2,384,116       1,411,643     2,242,281
                                            -------------   -------------   ------------    ------------    ----------
   Total Contributions ...................      3,850,490       3,606,446      3,003,820       3,273,718     2,373,815
                                            -------------   -------------   ------------    ------------    ----------
 Withdrawals and Transfers:
  Withdrawals ............................         (3,805)      1,867,761         (4,752)      3,418,324          (500)
  Transfers to other funds and
   Guaranteed Rate Account ...............      3,639,342       4,378,898      6,583,220       1,802,906       157,883
  Participant service charge .............          1,899            (542)         6,918          10,852           176
                                            -------------   -------------   ------------    ------------    ----------
   Total withdrawals .....................      3,637,436       6,246,117      6,585,386       5,232,082       157,559
                                            -------------   -------------   ------------    ------------    ----------
  Net increase (decrease) in net
   assets from Contract Owner
   transactions ..........................        213,054      (2,639,671)    (3,581,566)     (1,958,364)    2,216,256
                                            -------------   -------------   ------------    ------------    ----------
INCREASE (DECREASE) IN NET ASSETS ........       (833,221)     (1,397,524)    (4,224,106)      5,072,887     2,050,141
NET ASSETS -- BEGINNING OF YEAR ..........      7,316,913       8,714,437     46,408,368      41,335,481            --
                                            -------------   -------------   ------------    ------------    ----------
NET ASSETS -- END OF YEAR (NOTE 1) .......  $   6,483,692   $   7,316,913   $ 42,184,262    $ 46,408,368    $2,050,141
                                            =============   =============   ============    ============    ==========

                                                    LAZARD                    MFS EMERGING                T. ROWE PRICE
                                                   SMALL CAP                     GROWTH                   INTERNATIONAL
                                                     VALUE                     COMPANIES                      STOCK
                                           ------------------------- ------------------------------ --------------------------
                                               2000         1999           2000           1999           2000         1999
                                           ----------- ------------- --------------- -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net Investment Income ...................  $  2,506     $   (55)     $      61,383    $   (1,330)   $    (2,045)   $   (384)
 Realized gain (loss) on investments .....    10,351       2,994           (571,286)      207,709         84,905       8,200
 Change in unrealized appreciation/
  (depreciation) of investments ..........     4,209      (4,355)          (791,858)      173,749       (178,575)     73,420
                                            --------     --------     -------------    ----------    -----------    --------
 Net increase (decrease) in Net
  Assets from Operations .................    17,066      (1,416)        (1,301,761)      380,128        (95,715)     81,236
                                            --------     --------     -------------    ----------    -----------    --------
FROM CONTRACTOWNER TRANSACTIONS
 (NOTE 3 AND 4):
 Contributions and transfers:
  Contributions ..........................    19,398      43,476            764,654       201,740         49,594      66,129
  Transfers from other funds and
   Guaranteed Rate Account ...............   199,096      67,300         11,267,373     1,571,590        357,700     295,404
                                            --------     --------     -------------    ----------    -----------    --------
   Total Contributions ...................   218,494     110,776         12,032,027     1,773,330        407,294     361,533
                                            --------     --------     -------------    ----------    -----------    --------
 Withdrawals and Transfers:
  Withdrawals ............................         _      17,570            (11,474)       10,691           (420)     18,368
  Transfers to other funds and
   Guaranteed Rate Account ...............   212,109      27,913          8,426,854     1,027,934        276,498      55,215
  Participant service charge .............        21            (6)             507            68             66          41
                                            --------     ----------   -------------    ----------    -----------    --------
   Total withdrawals .....................   212,130      45,477          8,415,887     1,038,693        276,144      73,624
                                            --------     ---------    -------------    ----------    -----------    --------
  Net increase (decrease) in net
   assets from Contract Owner
   transactions ..........................     6,364      65,299          3,616,140       734,637        131,150     287,909
                                            --------     ---------    -------------    ----------    -----------    --------
INCREASE (DECREASE) IN NET ASSETS ........    23,430      63,883          2,314,379     1,114,765         35,435     369,145
NET ASSETS -- BEGINNING OF YEAR ..........   123,666      59,783          1,158,367        43,602        406,876      37,731
                                            --------     ---------    -------------    ----------    -----------    --------
NET ASSETS -- END OF YEAR (NOTE 1) .......  $147,096     $123,666     $   3,472,746    $1,158,367    $   442,311    $406,876
                                            ========     =========    =============    ==========    ===========    ========



---------
*  Commencement of Operations October 6, 2000.


See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account No. 301 (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (including EQ/Aggressive Stock, EQ/Balanced and EQ Equity 500 Index) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-ended, diversified, management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ Alliance Technology, EQ Equity 500 Index). Alliance is a limited partnership which is majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

   The Account has fourteen variable investment funds ("Funds"):

     o   Alliance Common Stock
     o   Alliance Conservative Investors
     o   Alliance Global
     o   Alliance Growth & Income
     o   Alliance Growth Investors
     o   Alliance High Yield
     o   Alliance Intermediate Government Securities
     o   Alliance Money Market
     o   EQ/Aggressive Stock(1)
     o   EQ/Balanced(2)
     o   EQ Equity 500 Index(3)
     o   Lazard Small Cap Value
     o   MFS Emerging Growth Companies
     o   T. Rowe Price International Stock

   ----------
   (1)   Formerly known as Alliance Aggressive

   (2)   Formerly known as Alliance Balanced

   (3)   Formerly known as Alliance Equity Index


   On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity 500 Index Portfolio. For accounting purposes, this transaction is treated as a



                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000


   merger. The substitution was accomplished by a tax-free exchange of 68,208 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,930,147) for the 135,573 Class IB shares of BT Equity 500 Index Portfolio outstanding on October 6, 2000. The EQ Equity 500 Index Portfolio was not held by the Account before the substitution. The aggregate net assets of the BT Equity 500 Index Portfolio of $1,930,147 were combined with those of the EQ/Equity 500 Index Portfolio.

   The assets in each Fund are invested in Class IA or IB shares of a corresponding mutual fund portfolio (Portfolio) of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 act as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class 1B shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits under certain group annuity contracts and certificates (Contracts) in connection with individual retirement annuities and tax-sheltered annuity arrangements.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies". Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

   Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio, less liabilities.

   Investment transactions in EQAT are recorded on the trade date. Dividends and capital gains are distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions distributed by the Trust at the end of each year.

   No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed.



                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000

3. Asset Charges

   The following charges are made directly against the assets of the Account and are reflected daily in the computation of the unit values of the
   Contracts:

      o Administrative fees are charged at an effective annual rate of 0.25% of the net assets of each Fund.

      o Direct operating expenses are paid to cover expenses attributable to the operations of each Fund.

   Under the Contracts, Equitable Life reimburses the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Intermediate Government Securities Fund and the EQ/Balanced Fund for the excess of the aggregate expense charges of each Fund (including investment advisory fees and certain other Trust expenses attributable to assets of such Fund invested in a Portfolio of the Trust and the asset-based charges of the Fund, as described above) which during any calendar year exceed 1.5% of the average daily net assets of the Alliance Common Stock Fund, the Alliance Intermediate Government Securities Fund and the EQ/Balanced Fund and 1.0% of the Alliance Money Market Fund. In addition, Equitable life voluntarily reimburses the Alliance High Yield Fund, the EQ/Aggressive Stock Fund and the Alliance Global Fund for aggregate expenses in excess of 1.5% of each Fund's average daily net assets. The above expense reimbursement is disclosed in the statements of operation as Reimbursement for excess expense limitation. This voluntary expense limitation may be discontinued by Equitable Life at its discretion.

   Also, if the annual amount of management fees applicable to the Alliance Money Market Portfolio and the Alliance Intermediate Government Securities Portfolio exceeds 0.35% of the average daily net asset value of either Portfolio, Equitable Life will reimburse the related Fund for such excess. This expense limitation is a contractual right for Participants who enrolled prior to May 1, 1987 and cannot be changed without the consent of those Participants. Equitable Life has voluntarily agreed to impose this expense limitation for Participants who enrolled after May 1, 1987 and reserves the right to discontinue this at any time.

   A quarterly Participant Service Charge is made for each participant at the end of each calendar quarter before retirement benefits begin.
   Participant's unit balances are reduced and proceeds are credited to Equitable Life in payment of the participant's service charge which will not exceed $30 per year.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000
4. Contributions and Withdrawals:

   Contributions allocated to the Account are not subject to sales expense. Participants may transfer all or part of the cash value under the Contracts from one Fund to another subject to certain limitations. Transfers to and from the Guaranteed Interest Account of Equitable Life's General Account and the Account may be made subject to certain limitations.

   Full or partial withdrawals, including withdrawals of excess contributions, may be made by participants.

   Units of the Account issued and redeemed during the periods indicated were:



                                                   YEARS ENDED
                                                  DECEMBER 31,
                                              ---------------------
                                                 2000        1999
                                              ---------   ---------
ALLIANCE COMMON STOCK
---------------------
 Issued ...................................     49,069      52,033
 Redeemed .................................     95,403      81,479
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
 Issued ...................................     40,027      21,183
 Redeemed .................................     49,377      41,340
ALLIANCE GLOBAL
---------------
 Issued ...................................     42,624      27,331
 Redeemed .................................     41,179      35,852
ALLIANCE GROWTH & INCOME
------------------------
 Issued ...................................    109,686      83,914
 Redeemed .................................     97,723      82,346
ALLIANCE GROWTH INVESTORS
-------------------------
 Issued ...................................     49,331      32,700
 Redeemed .................................     33,681      27,842
ALLIANCE HIGH YIELD
-------------------
 Issued ...................................     15,223       4,401
 Redeemed .................................     18,382      64,346
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
 Issued ...................................     24,625      11,154
 Redeemed .................................     43,288      38,993
ALLIANCE MONEY MARKET
---------------------
 Issued ...................................    655,247     585,833
 Redeemed .................................    741,054     430,869
EQ/AGGRESSIVE STOCK
-------------------
 Issued ...................................     77,205      79,596
 Redeemed .................................     73,727     137,512
EQ/BALANCED
-----------
 Issued ...................................     30,193      37,767
 Redeemed .................................     66,122      59,106
EQ EQUITY 500 INDEX (A)
-----------------------
 Issued ...................................    251,658          --
 Redeemed .................................     17,081          --
LAZARD SMALL CAP VALUE
----------------------
 Issued ...................................     21,962      12,295
 Redeemed .................................     21,400       5,228
MFS EMERGING GROWTH COMPANIES
-----------------------------
 Issued ...................................    611,802     113,211
 Redeemed .................................    457,112      60,598


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000



                                       YEARS ENDED
                                       DECEMBER 31,
                                    ------------------
                                      2000       1999
                                    --------   -------
T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
 Issued .........................   32,606     34,207
 Redeemed .......................   22,023      7,062


----------
(a) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (see Note 1).

5.   Accumulation Unit Values
     Shown below is unit value information for the periods shown.

                                                     YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------
                                            2000         1999         1998         1997
                                        ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK
---------------------
Unit value, beginning of year .........   $ 216.64     $ 173.65     $ 134.77     $ 104.68
                                          ========     ========     ========     ========
Unit value, end of year ...............   $ 185.51     $ 216.64     $ 173.65     $ 134.77
                                          ========     ========     ========     ========
Number of units outstanding,
 end of year (000's) ..................        590          637          666          678
                                          ========     ========     ========     ========

                                                               YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------
                                            1996        1995        1994        1993        1992        1991
                                        ----------- ----------- ----------- ----------- ----------- -----------
ALLIANCE COMMON STOCK
---------------------
Unit value, beginning of year .........  $  84.56     $ 64.13     $ 65.89     $ 52.97     $ 51.55     $ 35.87
                                         ========     =======     =======     =======     =======     =======
Unit value, end of year ...............  $ 104.68     $ 84.56     $ 64.13     $ 65.89     $ 52.97     $ 51.55
                                         ========     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..................       692         673         694         715         736         790
                                         ========     =======     =======     =======     =======     =======

                                                               YEARS ENDED DECEMBER 31,                         MAY 2, 1994* TO
                                        ----------------------------------------------------------------------   DECEMBER 31,
                                            2000        1999        1998        1997        1996       1995          1994
                                        ----------- ----------- ----------- ----------- ----------- ---------- ----------------
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Unit value, beginning of year .........   $ 16.94     $ 15.49     $ 13.71     $ 12.25     $ 11.79    $  9.92       $ 10.00
                                          =======     =======     =======     =======     =======    =======       =======
Unit value, end of year ...............   $ 17.38     $ 16.94     $ 15.49     $ 13.71     $ 12.25    $ 11.79       $  9.92
                                          =======     =======     =======     =======     =======    =======       =======
Number of units outstanding,
 end of year (000's) ..................       116         125         145          67          71         75            50
                                          =======     =======     =======     =======     =======    =======       =======

                                               YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------
                                        2000        1999        1998        1997
                                    ----------- ----------- ----------- -----------
ALLIANCE GLOBAL
---------------
Unit value, beginning of year .....   $ 48.12     $ 34.89     $ 28.80     $ 25.95
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 38.99     $ 48.12     $ 34.89     $ 28.80
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       189         187         196         206
                                      =======     =======     =======     =======

                                                           YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------
                                        1996        1995        1994        1993        1992        1991
                                    ----------- ----------- ----------- ----------- ----------- -----------
ALLIANCE GLOBAL
---------------
Unit value, beginning of year .....   $ 22.76     $ 19.25     $ 18.40     $ 14.01     $ 14.20     $ 11.23
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 25.95     $ 22.76     $ 19.25     $ 18.40     $ 14.01     $ 14.20
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       214         201         195         153          55          42
                                      =======     =======     =======     =======     =======     =======

                                                               YEARS ENDED DECEMBER 31,                         MAY 2, 1994* TO
                                        ----------------------------------------------------------------------   DECEMBER 31,
                                            2000        1999        1998        1997        1996       1995          1994
                                        ----------- ----------- ----------- ----------- ----------- ---------- ----------------
ALLIANCE GROWTH & INCOME
------------------------
Unit value, beginning of year .........   $ 26.06     $ 22.06     $ 18.35     $ 14.55     $ 12.21    $  9.92       $ 10.00
                                          =======     =======     =======     =======     =======    =======       =======
Unit value, end of year ...............   $ 28.23     $ 26.06     $ 22.06     $ 18.35     $ 14.55    $ 12.21       $  9.92
                                          =======     =======     =======     =======     =======    =======       =======
Number of units outstanding,
 end of year (000's) ..................       358         346         344         324         231        134           105
                                          =======     =======     =======     =======     =======    =======       =======
ALLIANCE GROWTH INVESTORS
-------------------------
Unit value, beginning of year .........   $ 23.52     $ 18.69     $ 15.80     $ 13.64     $ 12.23    $  9.79       $ 10.00
                                          =======     =======     =======     =======     =======    =======       =======
Unit value, end of year ...............   $ 21.80     $ 23.52     $ 18.69     $ 15.80     $ 13.64    $ 12.23       $  9.79
                                          =======     =======     =======     =======     =======    =======       =======
Number of units outstanding,
 end of year (000's) ..................       153         137         133         126         105         93            37
                                          =======     =======     =======     =======     =======    =======       =======

----------
* Date on which participant contributions were first allocated to the Fund.



                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
DECEMBER 31, 2000

5. Accumulation Unit Values (Continued)


     Shown below is unit value information for the periods shown.

                                               YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------
                                        2000        1999        1998        1997
                                    ----------- ----------- ----------- -----------
ALLIANCE HIGH YIELD
-------------------
Unit value, beginning of year .....   $ 28.17     $ 29.39     $ 31.16     $ 26.45
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 25.20     $ 28.17     $ 29.39     $ 31.16
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............        48          51         111         136
                                      =======     =======     =======     =======
ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES
----------------------
Unit value, beginning of year .....   $ 48.32     $ 48.43     $ 45.11     $ 42.20
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 52.69     $ 48.32     $ 48.43     $ 45.11
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............        87         105         133         116
                                      =======     =======     =======     =======
ALLIANCE MONEY MARKET
---------------------
Unit value, beginning of year .....   $ 29.68     $ 28.38     $ 27.05     $ 25.77
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 31.41     $ 29.68     $ 28.38     $ 27.05
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       777         863         708         736
                                      =======     =======     =======     =======
EQ/AGGRESSIVE STOCK
-------------------
Unit value, beginning of year .....   $ 51.79     $ 43.73     $ 43.83     $ 39.73
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 44.83     $ 51.79     $ 43.73     $ 43.83
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       145         141         199         201
                                      =======     =======     =======     =======
EQ/BALANCED
-----------
Unit value, beginning of year .....   $ 98.61     $ 84.01     $ 71.42     $ 62.36
                                      =======     =======     =======     =======
Unit value, end of year ...........   $ 97.08     $ 98.61     $ 84.01     $ 71.42
                                      =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       435         471         492         523
                                      =======     =======     =======     =======


                                                           YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------
                                        1996        1995        1994        1993        1992        1991
                                    ----------- ----------- ----------- ----------- ----------- -----------
ALLIANCE HIGH YIELD
-------------------
Unit value, beginning of year .....   $ 21.67     $ 18.18     $ 18.84     $ 15.40     $ 13.84     $ 11.11
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 26.45     $ 21.67     $ 18.18     $ 18.84     $ 15.40     $ 13.84
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       107          87          80          78          53          27
                                      =======     =======     =======     =======     =======     =======
ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES
----------------------
Unit value, beginning of year .....   $ 40.82     $ 36.13     $ 37.77     $ 34.34     $ 32.73     $ 28.79
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 42.20     $ 40.82     $ 36.13     $ 37.77     $ 34.34     $ 32.73
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       130         153         166         188         184         177
                                      =======     =======     =======     =======     =======     =======
ALLIANCE MONEY MARKET
---------------------
Unit value, beginning of year .....   $ 24.55     $ 23.32     $ 22.48     $ 21.93     $ 21.29     $ 20.17
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 25.77     $ 24.55     $ 23.32     $ 22.48     $ 21.93     $ 21.29
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       804         850       1,028       1,035       1,301       1,528

EQ/AGGRESSIVE STOCK
-------------------
Unit value, beginning of year .....   $ 32.67     $ 24.95     $ 26.14     $ 22.54     $ 23.43     $ 13.34
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 39.73     $ 32.67     $ 24.95     $ 26.14     $ 22.54     $ 23.43
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       187         190         141         125         156         125
                                      =======     =======     =======     =======     =======     =======
EQ/BALANCED
-----------
Unit value, beginning of year .....   $ 56.07     $ 47.03     $ 51.38     $ 45.92     $ 47.50     $ 33.76
                                      =======     =======     =======     =======     =======     =======
Unit value, end of year ...........   $ 62.36     $ 56.07     $ 47.03     $ 51.38     $ 45.92     $ 47.50
                                      =======     =======     =======     =======     =======     =======
Number of units outstanding,
 end of year (000's) ..............       559         617         681         756         827         949
                                      =======     =======     =======     =======     =======     =======

----------
* Date on which participant contributions were first allocated to the Fund.



                                     FSA-13

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

         (a) Financial Statements included in Part B.

         1.  Separate Account No. 301:

             - Statements of Assets and Liabilities for the Year Ended
               December 31, 2000;
             - Statements of Operations for the Year Ended December 31, 2000
             - Statements of Changes in Net Assets for the Years Ended
               December 31, 2000 and 1999
             - Notes to Financial Statements
             - Report of Independent Accountants - PricewaterhouseCoopers LLP

         2.  The Equitable Life Assurance Society of the United States:

             - Report of Independent Accountants - PricewaterhouseCoopers LLP
             - Consolidated Balance Sheets as of December 31, 2000 and 1999
             - Consolidated Statements of Earnings for Years Ended December 31,
               2000, 1999 and 1998
             - Consolidated Statements of Equity for Years Ended December 31,
               2000, 1999 and 1998
             - Consolidated Statements of Cash Flows for Years Ended December
               31, 2000, 1999 and 1998
             - Notes to Consolidated Financial Statements

         (b) Exhibits.

             The following exhibits are filed herewith:


             1. (a) Resolutions of the Board of Directors of The Equitable Life
                    Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated
                    July 17, 1986 authorizing the reorganization of Separate Account Nos. 301, 302, 303 and 304 into one continuing separate account, previously filed with this Registration Statement, File No. 2-74667, on April 21, 1998.


             2. Not applicable.


             3. (a) Form of Sales Agreement, previously filed with this
                    Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Sales Agreement among Equitable, Separate Account No. 301 and Equitable Variable Life Insurance Company, as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement No. 2-74667 on April 29, 1993, refiled electronically on August 3, 1998.

                (c) Distribution and Servicing Agreement among Equico
                    Securities, Inc., (now AXA Advisors, LLC) Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement No. 2-74667 on April 4, 1995.

                (d) Participation Agreement among EQ Advisors Trust, The
                    Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                (e) Sales Agreement among Equico, (now AXA Advisors, LLC)
                    Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1994, previously filed with this Registration Statement No. 2-74667 on April 4, 1995.

                (f) Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

                (g) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.


             4. (a) (1) Form of group variable annuity contract, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,177 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (b) (1) Form of group variable annuity certificate, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,178 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (c) (1) Rider No. PF 94,189 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 17, 1990, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,188 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement. No. 2-74667 on April 17, 1990, refiled electronically on August 3, 1998.

                (d) (1) Form of group variable annuity contract, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 96,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                    (3) Rider No. PF 10,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically on August 3, 1998.

                (e) (1) Form of group variable annuity certificate, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 96,100 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                    (3) Rider No. PF 10,001 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically on August 3, 1998.

                (f) Plan of Operations, as amended, previously filed with this
                    Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

             5. (a) Form of application for group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (b) Form of participant enrollment for group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

             6. (a) Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended January 1, 1997, previously filed with this Registration Statement No. 2-74667 on April 24, 1997.

                (b) By-Laws of The Equitable Life Assurance Society of the
                    United States, as amended November 21, 1996, previously filed with this Registration Statement No. 2-74667 on April 29, 1997.

             7. Not applicable.


             8. (a) Agreement, dated as of March 15, 1985, between Integrity
                    Life Insurance Company ("Integrity") and Equitable for cooperative and joint use of personnel, property and services, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Administration and Servicing Agreement, dated as of May 1,
                    1987, by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on May 4, 1987, refiled electronically on August 3, 1998.

                (c) Amendment, dated September 30, 1988, to Administration and
                    Servicing Agreement by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on April 19, 1989, refiled electronically on August 3, 1998.

             9. (a) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, previously filed with this Registration Statement No. 2-74667 on November 6, 1983, refiled electronically on August 3, 1998.

                (b) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

            10. (a) Consent of PricewaterhouseCoopers LLP.

                (b) Powers of Attorney previously filed with this Registration
                    Statement No. 2-74667 on April 24, 2000.

                (c) Power of Attorney for Claus-Michael Dill.

            11. Not applicable.

            12. Not applicable.

            13. Not applicable.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
Gereonsdriesch 9-11
50670 Cologne

Joseph L. Dionne                            Director
198 Wilton Road
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
46 quai de la Rapee
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell Jr.                      Director
SBC Warburg Dillion Read LLC
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston 64,
rue de Miromesmil 75008
Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105


OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

* Stanley B. Tulin                          Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy Chief
                                            Information Officer

*Derry Bishop                               Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Ehrlich                              Senior Vice President and
                                            Deputy General Manager

*Stuart L. Faust                            Senior Vice President and Deputy
                                            General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Craig Junkins                              Senior Vice President

*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William Levine                             Executive Vice President and Chief
                                            Information Officer

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President


*Peter D. Noris                             Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Senior Vice President and
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

     Separate Account No. 301 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company") (formerly the Equitable Companies Incorporated).

     AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27. Number of Contractowners

         As of February 28, 2001 qualified annuity contracts covering 5,418 participants had been issued by the registrant.

Item 28.  Indemnification

          (a)  Indemnification of Directors and Officers

               The by-laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officer and Employees. (a) To the extent permitted by law of the State of New York and subject to all applicable requirements thereof:

          (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

          (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

               (b) To the extent permitted by the law of the State or New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit of such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

          (b)  Indemnification of Principal Underwriter

               To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.) undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she is or was a director or officer of AXA Advisors, LLC.

          (c)  Undertaking

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter and depositor for its Separate Account No. 301, Separate Account No. 45, Separate Account A, Separate Account I, Separate Account FP ans EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.


         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 -------------------------------------
*Michael S. Martin                 Chairman of the Board, Chief
                                   Executive Officer and Director

*Derry E. Bishop                   Executive Vice President and Director

*Harvey E. Blitz                   Executive Vice President and Director

*G. Patrick McGunagle              Executive Vice President and Director

*Richard V. Silver                 Director

*Mark R. Wutt                      Director

Richard Davies                     Director
1345 Avenue of the Americas
39th Floor
New York, NY 10105

Edward J. Hayes                    Executive Vice President
200 Plaza Drive
Secaucus, NJ 07096

*Craig A. Junkins                  Executive Vice President

*Nik Malvania                      Executive Vice President

*James Bodowitz                    Senior Vice President and General Counsel

Stephen T. Burnthall               Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Catherine P. Earl                 Senior Vice President

Richard Magaldi                    Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Robert Schmedt                    Senior Vice President

*Cindy Schreiner                   Senior Vice President

*Jill Cooley                       Senior Vice President

*Donna M. Dazzo                    First Vice President

*Robin K. Murray                   First Vice President

*James Bodowitz                    Vice President and Counsel

*Michael Brzozowski                Vice President and Compliance Director

*Amy Francesscheni                 First Vice President

*Anne Nusbaum                      First Vice President

*Philomena Scamardella             First Vice President

*John Bratten                      First Vice President

*Michael Brzozowski                Vice President

*Mark D. Godolsky                  Vice President and Controller

*David Mahler                      Vice President and Compliance Officer

*Linda J. Galasso                  Secretary

*Francesca Divone                  Assistant Secretary

         (c)  Not applicable.

Item 30. Location of Accounts and Records


         The records required to be maintained by Section 31(a) of the Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Equitable at: 200 Plaza Drive, Secaucus, New Jersey 07094; 1290 Avenue of the Americas, New York, New York 10104; and 135 West 50th Street, New York, New York 10020.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and


         (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any Contract or prospectus, or otherwise.


         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 25th day of April, 2001.


                                             SEPARATE ACCOUNT NO. 301 OF
                                             THE EQUITABLE LIFE ASSURANCE
                                             SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                             By: The Equitable Life Assurance
                                             Society of the United States


                                             By: /s/ Maureen K. Wolfson
                                                ---------------------------
                                                     Maureen K. Wolfson
                                                     Vice President

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2001.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                             By: /s/ Maureen K. Wolfson
                                                 --------------------------
                                                 Maureen K. Wolfson
                                                 Vice President
                                                 The Equitable Life Assurance
                                                 Society of The United States


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller             Chairman of the Board, Chief Executive
                              Officer and Director

*Michael Hegarty              President, Chief Operating Officer
                              and Director


PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin             Vice Chairman of the Board, Chief
                              Financial Officer and Director


PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel            Senior Vice President and
                              Controller


*DIRECTORS:


Francoise Colloc'h       John T. Hartley              Didier Pineau-Valencienne
Henri de Castries        John H.F. Haskell, Jr.       George J. Sella, Jr.
Claus-Michael Dill       Michael Hegarty              Peter J. Tobin
Joseph L. Dionne         Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne            W. Edwin Jarmain             Dave H. Williams
Jean-Rene Fourtou        George T. Lowy
Norman C. Francis        Edward D. Miller
Donald J. Greene

*By: /s/ Maureen K. Wolfson
    ----------------------
    Maureen K. Wolfson
    Attorney-in-Fact
    April 25, 2001

                                 EXHIBIT INDEX

EXHIBIT NO.                                                            PAGE NO.
-----------                                                            --------



10.(a)             Consent of PricewaterhouseCoopers LLP

10.(b)             Powers of Attorney.